Document and Entity Information	0 Months Ended
Dec. 31, 2012
Risk/Return:
Document Type	485BPOS
Document Period End Date	Dec 31, 2012
Registrant Name	LKCM Funds
Central Index Key	0000918942
Amendment Flag	false
Document Creation Date	Apr 29, 2013
Document Effective Date	May 1, 2013
Prospectus Date	May 1, 2013
LKCM Balanced Fund | LKCM Balanced Fund
Risk/Return:
Trading Symbol	LKBAX
LKCM Fixed Income Fund | LKCM Fixed Income Fund
Risk/Return:
Trading Symbol	LKFIX
LKCM Aquinas Small Cap Fund | LKCM Aquinas Small Cap Fund
Risk/Return:
Trading Symbol	AQBLX
LKCM Aquinas Value Fund | LKCM Aquinas Value Fund
Risk/Return:
Trading Symbol	AQEIX
LKCM Aquinas Growth Fund | LKCM Aquinas Growth Fund
Risk/Return:
Trading Symbol	AQEGX
Institutional Class Prospectus | LKCM Small Cap Equity Fund | Institutional Class
Risk/Return:
Trading Symbol	LKSCX
Institutional Class Prospectus | LKCM Small-Mid Cap Equity Fund | Institutional Class
Risk/Return:
Trading Symbol	LKSMX
Institutional Class Prospectus | LKCM Equity Fund | Institutional Class
Risk/Return:
Trading Symbol	LKEQX
Adviser Class Prospectus | LKCM Small Cap Equity Fund | Adviser Class
Risk/Return:
Trading Symbol	LKSAX
Adviser Class Prospectus | LKCM Small-Mid Cap Equity Fund | Institutional Class
Risk/Return:
Trading Symbol	LKSMX
Adviser Class Prospectus | LKCM Small-Mid Cap Equity Fund | Adviser Class
Risk/Return:
Trading Symbol	LKSDX
Adviser Class Prospectus | LKCM Equity Fund | Institutional Class
Risk/Return:
Trading Symbol	LKEQX
Adviser Class Prospectus | LKCM Equity Fund | Adviser Class
Risk/Return:
Trading Symbol	LKEAX

Institutional Class Prospectus | LKCM Small Cap Equity Fund | Institutional Class
LKCM Small Cap Equity Fund
Investment Objective:
The Fund seeks to maximize long-term capital appreciation.
Fees and Expenses of the Fund:
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	Institutional Class Prospectus LKCM Small Cap Equity Fund Institutional Class
Redemption Fee (as a percentage of the amount redeemed on shares held for less than 30 days)	1.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Institutional Class Prospectus LKCM Small Cap Equity Fund Institutional Class
Management Fees		0.75%
Distribution and Service (12b-1) Fees		none
Other Expenses		0.19%
Acquired Fund Fees and Expenses	[1]	0.01%
Total Annual Fund Operating Expenses		0.95%
[1]	Acquired Fund Fees and Expenses are indirect fees and expenses that funds incur from investing in the shares of other investment companies, including money market funds ("Acquired Fund(s)"). The Total Annual Fund Operating Expenses for the Fund differs from the Ratio of Expenses to Average Net Assets found within the "Financial Highlights" section of the prospectus because the audited information in the "Financial Highlights" reflects the operating expenses of the Fund and does not include indirect expenses such as Acquired Fund Fees and Expenses.

Example
The following example is intended to help you compare the costs of investing in the Fund with the cost of investing in other mutual funds.  The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions your costs would be as follows:
Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
Institutional Class Prospectus LKCM Small Cap Equity Fund Institutional Class	97	303	526	1,167

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.  During the most recent fiscal year, the Fund’s portfolio turnover rate was 49% of the average value of its portfolio.

Principal Investment Strategies:
The Fund seeks to achieve its investment objective by investing under normal circumstances at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of smaller companies.  The Fund primarily chooses investments that the Adviser believes are likely to have above-average growth in revenue and/or earnings and potential for above-average capital appreciation.  Smaller companies are those with market capitalizations at the time of investment between $400 million and $3 billion.  The Fund is not required to sell equity securities whose market values appreciate or depreciate outside this market capitalization range.

The Fund seeks to invest in the equity securities of high quality companies that typically exhibit certain characteristics, including high profitability levels, strong balance sheet quality, competitive advantages, ability to generate excess cash flows, meaningful management ownership stakes, attractive reinvestment opportunities, strong market share positions, and/or attractive relative valuation.  These equity securities may include common stocks, preferred stocks, securities convertible into common stock, American Depositary Receipts, rights and warrants.

Principal Risks:
The greatest risk of investing in the Fund is that you could lose money.  Investments in the Fund also are subject to the following principal risks:

●
General Market Risk – Factors that affect the stock market in general, such as economic production, interest rate levels, geopolitical events or volatility may negatively affect secondary markets and cause them to experience lower valuations, reduced liquidity, price volatility, credit downgrades, increased likelihood of default and valuation difficulties.  Such factors likely would lead to a decline in the value of your investment in the Fund.

●	Inflation Risk – Higher actual or anticipated inflation may have an adverse effect on corporate profits or consumer spending and result in lower values for securities held by the Fund.

●
Stock Market Risk – The Fund invests in equity securities and therefore is subject to stock market risks and significant fluctuations in value.  The Fund’s investments in equity securities may include common stocks, preferred stocks, securities convertible into common stock, American Depositary Receipts (“ADRs”), rights and warrants.  ADRs are receipts issued by domestic banks or trust companies that represent the deposit of a security of a foreign issuer and are publicly traded in the United States.  Investments in ADRs are subject to certain of the risks associated with investing directly in foreign securities, such as currency fluctuations, political and economic instability, less government regulation, less publicly available information, and differences in financial reporting standards.  Investing in such securities may expose the Fund to additional risk.  Common stock generally is subordinate to preferred stock upon the liquidation or bankruptcy of the issuing company.  Preferred stocks and convertible securities are sensitive to movements in interest rates.  In addition, convertible securities are subject to the risk that the credit standing of the issuer may have an effect on the convertible securities’ investment value.  Investments in rights and warrants may be more speculative than certain other types of investments because rights and warrants do not carry with them dividend or voting rights with respect to the underlying securities, or any rights in the assets of the issuer. In addition, the value of a right or a warrant does not necessarily change with the value of the underlying securities, and a right or a warrant ceases to have value if it is not exercised prior to its expiration date.

●
Security Selection Risk – Securities held by the Fund may not perform as anticipated due to a number of factors impacting the company that issued the securities, such as poor management, weak demand for the company’s products, or the company’s failure to meet earnings expectations.

●
Small-Cap Risk – The Fund invests in small capitalization companies that may not have the size, resources and other assets of mid or large capitalization companies.  As a result, the securities of small capitalization companies held by the Fund may be subject to greater market risks and fluctuations in value than mid or large capitalization companies or may not correspond to changes in the stock market in general.

Performance:
The bar chart and table that follow illustrate annual Fund returns for periods ended December 31.  This information is intended to give you some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and how the Fund’s average annual returns over time compare with those of a broad measure of market performance, including an additional index that shows how the Fund’s performance compares with the returns of an index of funds with similar investment objectives.  The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.  Updated performance information is available on the Fund’s website at www.lkcmfunds.com or by calling the Fund toll-free at 1-800-688-LKCM.

Calendar Year Returns as of 12/31

During the period shown on the bar chart, the Fund’s best and worst quarters are shown below: Best and Worst Quarterly Returns
18.90%	2nd quarter, 2009
-27.54%	4th quarter, 2008

Average Annual Total Returns for Periods Ended December 31, 2012
Average Annual Returns Institutional Class Prospectus LKCM Small Cap Equity Fund	Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years
Institutional Class	Return Before Taxes	9.74%	4.24%	10.20%
Institutional Class After Taxes on Distributions	Return After Taxes on Distributions	8.44%	3.99%	9.29%
Institutional Class After Taxes on Distributions and Sale of Fund Shares	Return After Taxes on Distributions and Sale of Fund Shares	8.01%	3.63%	8.91%
Institutional Class Russell 2000�� Index (reflects no deduction for fees, expenses or taxes)	Russell 2000® Index (reflects no deduction for fees, expenses or taxes)	16.35%	3.56%	9.72%
Institutional Class Lipper Small-Cap Core Funds Index (reflects no deduction for taxes)	Lipper Small-Cap Core Funds Index (reflects no deduction for taxes)	15.94%	3.96%	9.70%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on your tax situation and may differ from those shown.  In addition, the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans and individual retirement accounts.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	LKCM Small Cap Equity Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks to maximize long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund:
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	(1.00%)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	rr_ManagementFeesOverAssets	0.75%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.19%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.95%
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.  During the most recent fiscal year, the Fund’s portfolio turnover rate was 49% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	49.00%
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The Total Annual Fund Operating Expenses for the Fund differs from the Ratio of Expenses to Average Net Assets found within the "Financial Highlights" section of the prospectus because the audited information in the "Financial Highlights" reflects the operating expenses of the Fund and does not include indirect expenses such as Acquired Fund Fees and Expenses.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
The following example is intended to help you compare the costs of investing in the Fund with the cost of investing in other mutual funds.  The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions your costs would be as follows:
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 97
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	303
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	526
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,167
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies:
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Fund seeks to achieve its investment objective by investing under normal circumstances at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of smaller companies.  The Fund primarily chooses investments that the Adviser believes are likely to have above-average growth in revenue and/or earnings and potential for above-average capital appreciation.  Smaller companies are those with market capitalizations at the time of investment between $400 million and $3 billion.  The Fund is not required to sell equity securities whose market values appreciate or depreciate outside this market capitalization range.

The Fund seeks to invest in the equity securities of high quality companies that typically exhibit certain characteristics, including high profitability levels, strong balance sheet quality, competitive advantages, ability to generate excess cash flows, meaningful management ownership stakes, attractive reinvestment opportunities, strong market share positions, and/or attractive relative valuation.  These equity securities may include common stocks, preferred stocks, securities convertible into common stock, American Depositary Receipts, rights and warrants.

Risk [Heading]	rr_RiskHeading	Principal Risks:
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
The greatest risk of investing in the Fund is that you could lose money.  Investments in the Fund also are subject to the following principal risks:

●
General Market Risk – Factors that affect the stock market in general, such as economic production, interest rate levels, geopolitical events or volatility may negatively affect secondary markets and cause them to experience lower valuations, reduced liquidity, price volatility, credit downgrades, increased likelihood of default and valuation difficulties.  Such factors likely would lead to a decline in the value of your investment in the Fund.

●	Inflation Risk – Higher actual or anticipated inflation may have an adverse effect on corporate profits or consumer spending and result in lower values for securities held by the Fund.

●
Stock Market Risk – The Fund invests in equity securities and therefore is subject to stock market risks and significant fluctuations in value.  The Fund’s investments in equity securities may include common stocks, preferred stocks, securities convertible into common stock, American Depositary Receipts (“ADRs”), rights and warrants.  ADRs are receipts issued by domestic banks or trust companies that represent the deposit of a security of a foreign issuer and are publicly traded in the United States.  Investments in ADRs are subject to certain of the risks associated with investing directly in foreign securities, such as currency fluctuations, political and economic instability, less government regulation, less publicly available information, and differences in financial reporting standards.  Investing in such securities may expose the Fund to additional risk.  Common stock generally is subordinate to preferred stock upon the liquidation or bankruptcy of the issuing company.  Preferred stocks and convertible securities are sensitive to movements in interest rates.  In addition, convertible securities are subject to the risk that the credit standing of the issuer may have an effect on the convertible securities’ investment value.  Investments in rights and warrants may be more speculative than certain other types of investments because rights and warrants do not carry with them dividend or voting rights with respect to the underlying securities, or any rights in the assets of the issuer. In addition, the value of a right or a warrant does not necessarily change with the value of the underlying securities, and a right or a warrant ceases to have value if it is not exercised prior to its expiration date.

●
Security Selection Risk – Securities held by the Fund may not perform as anticipated due to a number of factors impacting the company that issued the securities, such as poor management, weak demand for the company’s products, or the company’s failure to meet earnings expectations.

●
Small-Cap Risk – The Fund invests in small capitalization companies that may not have the size, resources and other assets of mid or large capitalization companies.  As a result, the securities of small capitalization companies held by the Fund may be subject to greater market risks and fluctuations in value than mid or large capitalization companies or may not correspond to changes in the stock market in general.

Risk Lose Money [Text]	rr_RiskLoseMoney	The greatest risk of investing in the Fund is that you could lose money.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance:
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The bar chart and table that follow illustrate annual Fund returns for periods ended December 31.  This information is intended to give you some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and how the Fund’s average annual returns over time compare with those of a broad measure of market performance, including an additional index that shows how the Fund’s performance compares with the returns of an index of funds with similar investment objectives.  The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.  Updated performance information is available on the Fund’s website at www.lkcmfunds.com or by calling the Fund toll-free at 1-800-688-LKCM.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	This information is intended to give you some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and how the Fund's average annual returns over time compare with those of a broad measure of market performance, including an additional index that shows how the Fund's performance compares with the returns of an index of funds with similar investment objectives.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-688-LKCM
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.lkcmfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Returns as of 12/31
Annual Return 2003	rr_AnnualReturn2003	34.71%
Annual Return 2004	rr_AnnualReturn2004	22.09%
Annual Return 2005	rr_AnnualReturn2005	14.42%
Annual Return 2006	rr_AnnualReturn2006	14.98%
Annual Return 2007	rr_AnnualReturn2007	(0.76%)
Annual Return 2008	rr_AnnualReturn2008	(38.87%)
Annual Return 2009	rr_AnnualReturn2009	32.03%
Annual Return 2010	rr_AnnualReturn2010	32.98%
Annual Return 2011	rr_AnnualReturn2011	4.47%
Annual Return 2012	rr_AnnualReturn2012	9.74%
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	During the period shown on the bar chart, the Fund’s best and worst quarters are shown below: Best and Worst Quarterly Returns
18.90%	2nd quarter, 2009
-27.54%	4th quarter, 2008

Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarterly Returns
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	18.90%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarterly Returns
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(27.54%)
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on your tax situation and may differ from those shown. In addition, the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans and individual retirement accounts.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock
After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on your tax situation and may differ from those shown.  In addition, the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans and individual retirement accounts.

Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns for Periods Ended December 31, 2012
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	9.74%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	4.24%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	10.20%
After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	8.44%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	3.99%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	9.29%
After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	8.01%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	3.63%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	8.91%
Russell 2000�� Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Russell 2000® Index (reflects no deduction for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	16.35%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	3.56%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	9.72%
Lipper Small-Cap Core Funds Index (reflects no deduction for taxes)
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Lipper Small-Cap Core Funds Index (reflects no deduction for taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	15.94%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	3.96%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	9.70%

[1]	Acquired Fund Fees and Expenses are indirect fees and expenses that funds incur from investing in the shares of other investment companies, including money market funds ("Acquired Fund(s)"). The Total Annual Fund Operating Expenses for the Fund differs from the Ratio of Expenses to Average Net Assets found within the "Financial Highlights" section of the prospectus because the audited information in the "Financial Highlights" reflects the operating expenses of the Fund and does not include indirect expenses such as Acquired Fund Fees and Expenses.

Institutional Class Prospectus | LKCM Small-Mid Cap Equity Fund | Institutional Class
LKCM Small-Mid Cap Equity Fund
Investment Objective:
The Fund seeks to maximize long-term capital appreciation.
Fees and Expenses of the Fund:
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	Institutional Class Prospectus LKCM Small-Mid Cap Equity Fund Institutional Class
Redemption Fee (as a percentage of the amount redeemed on shares held for less than 30 days)	1.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Institutional Class Prospectus LKCM Small-Mid Cap Equity Fund Institutional Class
Management Fees		0.75%
Distribution and Service (12b-1) Fees		none
Other Expenses		0.43%
Acquired Fund Fees and Expenses	[1]	0.01%
Total Annual Fund Operating Expenses		1.19%
Fee Cap and/or Expense Reimbursement	[2]	(0.18%)
Total Annual Fund Operating Expenses After Fee Cap and/or Expense Reimbursement	[1][2]	1.01%
[1]	Acquired Fund Fees and Expenses are indirect fees and expenses that funds incur from investing in the shares of other investment companies, including money market funds ("Acquired Fund(s)"). The Total Annual Fund Operating Expenses and Total Annual Fund Operating Expenses After Fee Cap and/or Expense Reimbursement for the Fund differ from the Ratio of Expenses to Average Net Assets before and after expense waiver and/or reimbursement found within the "Financial Highlights" section of the prospectus because the audited information in the "Financial Highlights" reflects the operating expenses of the Fund and does not include indirect expenses such as Acquired Fund Fees and Expenses.
[2]	Luther King Capital Management Corporation, the Fund's investment adviser, has contractually agreed to cap all or a portion of its management fee and/or reimburse the Fund through April 30, 2014 in order to limit the Fund's Total Annual Fund Operating Expenses After Fee Cap and/or Expense Reimbursement to 1.00%. This expense limitation excludes interest, taxes, brokerage commissions, Acquired Fund Fees and Expenses and extraordinary expenses. The fee reduction and expense reimbursement agreement may be terminated or changed at any time only with the consent of the Board of Trustees.

Example
The following example is intended to help you compare the costs of investing in the Fund with the cost of investing in other mutual funds.  The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions your costs would be as follows:
Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
Institutional Class Prospectus LKCM Small-Mid Cap Equity Fund Institutional Class	103	360	637	1,427

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.  During the most recent fiscal year, the Fund’s portfolio turnover rate was 56% of the average value of its portfolio.

Principal Investment Strategies:
The Fund seeks to achieve its investment objective by investing under normal circumstances at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of small-mid capitalization companies.  The Fund primarily chooses investments that the Adviser believes are likely to have above-average growth in revenue and/or earnings and potential for above-average capital appreciation.  Small-mid capitalization companies are those with market capitalizations at the time of investment between $1 billion and $8 billion.  The Fund is not required to sell equity securities whose market values appreciate or depreciate outside this market capitalization range.

The Fund seeks to invest in the equity securities of high quality companies that typically exhibit certain characteristics, including high profitability levels, strong balance sheet quality, competitive advantages, ability to generate excess cash flows, meaningful management ownership stakes, attractive reinvestment opportunities, strong market share positions, and/or attractive relative valuation.  These equity securities may include common stocks, preferred stocks, securities convertible into common stock, American Depositary Receipts, rights and warrants.

Principal Risks:
The greatest risk of investing in the Fund is that you could lose money.  Investments in the Fund also are subject to the following principal risks:

●
General Market Risk – Factors that affect the stock market in general, such as economic production, interest rate levels, geopolitical events or volatility may negatively affect secondary markets and cause them to experience lower valuations, reduced liquidity, price volatility, credit downgrades, increased likelihood of default and valuation difficulties.  Such factors likely would lead to a decline in the value of your investment in the Fund.

●	Inflation Risk – Higher actual or anticipated inflation may have an adverse effect on corporate profits or consumer spending and result in lower values for securities held by the Fund.

●
Stock Market Risk – The Fund invests in equity securities and therefore is subject to stock market risks and significant fluctuations in value.  The Fund’s investments in equity securities may include common stocks, preferred stocks, securities convertible into common stock, American Depositary Receipts (“ADRs”), rights and warrants.  ADRs are receipts issued by domestic banks or trust companies that represent the deposit of a security of a foreign issuer and are publicly traded in the United States.  Investments in ADRs are subject to certain of the risks associated with investing directly in foreign securities, such as currency fluctuations, political and economic instability, less government regulation, less publicly available information, and differences in financial reporting standards.  Investing in such securities may expose the Fund to additional risk.  Common stock generally is subordinate to preferred stock upon the liquidation or bankruptcy of the issuing company.  Preferred stocks and convertible securities are sensitive to movements in interest rates.  In addition, convertible securities are subject to the risk that the credit standing of the issuer may have an effect on the convertible securities’ investment value.  Investments in rights and warrants may be more speculative than certain other types of investments because rights and warrants do not carry with them dividend or voting rights with respect to the underlying securities, or any rights in the assets of the issuer. In addition, the value of a right or a warrant does not necessarily change with the value of the underlying securities, and a right or a warrant ceases to have value if it is not exercised prior to its expiration date.

●
Security Selection Risk – Securities held by the Fund may not perform as anticipated due to a number of factors impacting the company that issued the securities, such as poor management, weak demand for the company’s products, or the company’s failure to meet earnings expectations.

●
Small and Mid Cap Risk – The Fund may invest in small and mid capitalization companies that may not have the size, resources and other assets of large capitalization companies.  As a result, the securities of small and mid capitalization companies held by the Fund may be subject to greater market risks and fluctuations in value than large capitalization companies or may not correspond to changes in the stock market in general.

Performance:
The bar chart and table that follow illustrate annual Fund returns for period ended December 31, 2012.  This information is intended to give you some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and how the Fund’s average annual returns over time compare with those of a broad measure of market performance, including an additional index that shows how the Fund’s performance compares with the returns of an index of funds with similar investment objectives. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.  Updated performance information is available on the Fund’s website at www.lkcmfunds.com or by calling the Fund toll-free at 1-800-688-LKCM.

Calendar Year Return as of 12/31

During the period shown on the bar chart, the Fund’s best and worst quarters are shown below: Best and Worst Quarterly Returns
11.17%	1st quarter, 2012
-4.97%	2nd quarter, 2012

Average Annual Total Returns for Periods Ended December 31, 2012
Average Annual Returns Institutional Class Prospectus LKCM Small-Mid Cap Equity Fund	Label	Average Annual Returns, 1 Year	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date
Institutional Class	Return Before Taxes	9.26%	(1.92%)	May 2, 2011
Institutional Class After Taxes on Distributions	Return After Taxes on Distributions	9.26%	(1.92%)
Institutional Class After Taxes on Distributions and Sale of Fund Shares	Return After Taxes on Distributions and Sale of Fund Shares	6.02%	(1.63%)
Institutional Class Russell 2500�� Index (reflects no deduction for fees, expenses or taxes)	Russell 2500® Index (reflects no deduction for fees, expenses or taxes)	17.88%	1.64%	May 2, 2011
Institutional Class Lipper Small-Cap Core Funds Index (reflects no deduction for taxes)	Lipper Small-Cap Core Funds Index (reflects no deduction for taxes)	15.94%	0.67%	May 2, 2011

After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on your tax situation and may differ from those shown.  In certain cases, the figure representing “Return After Taxes on Distributions and Sale of Fund Shares” may be higher than the other return figures for the same period.  A higher after-tax return results when a capital loss occurs upon redemption and provides an assumed tax deduction that benefits the investor.  In addition, the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans and individual retirement accounts.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	LKCM Small-Mid Cap Equity Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks to maximize long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund:
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	(1.00%)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	rr_ManagementFeesOverAssets	0.75%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.43%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.19%
Fee Cap and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.18%)	[2]
Total Annual Fund Operating Expenses After Fee Cap and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.01%	[1],[2]
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2014-04-30
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.  During the most recent fiscal year, the Fund’s portfolio turnover rate was 56% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	56.00%
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The Total Annual Fund Operating Expenses and Total Annual Fund Operating Expenses After Fee Cap and/or Expense Reimbursement for the Fund differ from the Ratio of Expenses to Average Net Assets before and after expense waiver and/or reimbursement found within the "Financial Highlights" section of the prospectus because the audited information in the "Financial Highlights" reflects the operating expenses of the Fund and does not include indirect expenses such as Acquired Fund Fees and Expenses.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
The following example is intended to help you compare the costs of investing in the Fund with the cost of investing in other mutual funds.  The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions your costs would be as follows:
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 103
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	360
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	637
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,427
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies:
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Fund seeks to achieve its investment objective by investing under normal circumstances at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of small-mid capitalization companies.  The Fund primarily chooses investments that the Adviser believes are likely to have above-average growth in revenue and/or earnings and potential for above-average capital appreciation.  Small-mid capitalization companies are those with market capitalizations at the time of investment between $1 billion and $8 billion.  The Fund is not required to sell equity securities whose market values appreciate or depreciate outside this market capitalization range.

The Fund seeks to invest in the equity securities of high quality companies that typically exhibit certain characteristics, including high profitability levels, strong balance sheet quality, competitive advantages, ability to generate excess cash flows, meaningful management ownership stakes, attractive reinvestment opportunities, strong market share positions, and/or attractive relative valuation.  These equity securities may include common stocks, preferred stocks, securities convertible into common stock, American Depositary Receipts, rights and warrants.

Risk [Heading]	rr_RiskHeading	Principal Risks:
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
The greatest risk of investing in the Fund is that you could lose money.  Investments in the Fund also are subject to the following principal risks:

●
General Market Risk – Factors that affect the stock market in general, such as economic production, interest rate levels, geopolitical events or volatility may negatively affect secondary markets and cause them to experience lower valuations, reduced liquidity, price volatility, credit downgrades, increased likelihood of default and valuation difficulties.  Such factors likely would lead to a decline in the value of your investment in the Fund.

●	Inflation Risk – Higher actual or anticipated inflation may have an adverse effect on corporate profits or consumer spending and result in lower values for securities held by the Fund.

●
Stock Market Risk – The Fund invests in equity securities and therefore is subject to stock market risks and significant fluctuations in value.  The Fund’s investments in equity securities may include common stocks, preferred stocks, securities convertible into common stock, American Depositary Receipts (“ADRs”), rights and warrants.  ADRs are receipts issued by domestic banks or trust companies that represent the deposit of a security of a foreign issuer and are publicly traded in the United States.  Investments in ADRs are subject to certain of the risks associated with investing directly in foreign securities, such as currency fluctuations, political and economic instability, less government regulation, less publicly available information, and differences in financial reporting standards.  Investing in such securities may expose the Fund to additional risk.  Common stock generally is subordinate to preferred stock upon the liquidation or bankruptcy of the issuing company.  Preferred stocks and convertible securities are sensitive to movements in interest rates.  In addition, convertible securities are subject to the risk that the credit standing of the issuer may have an effect on the convertible securities’ investment value.  Investments in rights and warrants may be more speculative than certain other types of investments because rights and warrants do not carry with them dividend or voting rights with respect to the underlying securities, or any rights in the assets of the issuer. In addition, the value of a right or a warrant does not necessarily change with the value of the underlying securities, and a right or a warrant ceases to have value if it is not exercised prior to its expiration date.

●
Security Selection Risk – Securities held by the Fund may not perform as anticipated due to a number of factors impacting the company that issued the securities, such as poor management, weak demand for the company’s products, or the company’s failure to meet earnings expectations.

●
Small and Mid Cap Risk – The Fund may invest in small and mid capitalization companies that may not have the size, resources and other assets of large capitalization companies.  As a result, the securities of small and mid capitalization companies held by the Fund may be subject to greater market risks and fluctuations in value than large capitalization companies or may not correspond to changes in the stock market in general.

Risk Lose Money [Text]	rr_RiskLoseMoney	The greatest risk of investing in the Fund is that you could lose money.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance:
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The bar chart and table that follow illustrate annual Fund returns for period ended December 31, 2012.  This information is intended to give you some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and how the Fund’s average annual returns over time compare with those of a broad measure of market performance, including an additional index that shows how the Fund’s performance compares with the returns of an index of funds with similar investment objectives. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.  Updated performance information is available on the Fund’s website at www.lkcmfunds.com or by calling the Fund toll-free at 1-800-688-LKCM.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	This information is intended to give you some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and how the Fund's average annual returns over time compare with those of a broad measure of market performance, including an additional index that shows how the Fund's performance compares with the returns of an index of funds with similar investment objectives.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-688-LKCM
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.lkcmfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Return as of 12/31
Annual Return 2012	rr_AnnualReturn2012	9.26%
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	During the period shown on the bar chart, the Fund’s best and worst quarters are shown below: Best and Worst Quarterly Returns
11.17%	1st quarter, 2012
-4.97%	2nd quarter, 2012

Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarterly Returns
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar 31, 2012
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	11.17%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarterly Returns
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun 30, 2012
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(4.97%)
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on your tax situation and may differ from those shown. In addition, the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans and individual retirement accounts.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	In certain cases, the figure representing "Return After Taxes on Distributions and Sale of Fund Shares" may be higher than the other return figures for the same period.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock
After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on your tax situation and may differ from those shown.  In certain cases, the figure representing “Return After Taxes on Distributions and Sale of Fund Shares” may be higher than the other return figures for the same period.  A higher after-tax return results when a capital loss occurs upon redemption and provides an assumed tax deduction that benefits the investor.  In addition, the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans and individual retirement accounts.

Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns for Periods Ended December 31, 2012
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	9.26%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	(1.92%)
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	May 2, 2011
After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	9.26%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	(1.92%)
After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	6.02%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	(1.63%)
Russell 2500�� Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Russell 2500® Index (reflects no deduction for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	17.88%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	1.64%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	May 2, 2011
Lipper Small-Cap Core Funds Index (reflects no deduction for taxes)
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Lipper Small-Cap Core Funds Index (reflects no deduction for taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	15.94%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	0.67%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	May 2, 2011

[1]	Acquired Fund Fees and Expenses are indirect fees and expenses that funds incur from investing in the shares of other investment companies, including money market funds ("Acquired Fund(s)"). The Total Annual Fund Operating Expenses and Total Annual Fund Operating Expenses After Fee Cap and/or Expense Reimbursement for the Fund differ from the Ratio of Expenses to Average Net Assets before and after expense waiver and/or reimbursement found within the "Financial Highlights" section of the prospectus because the audited information in the "Financial Highlights" reflects the operating expenses of the Fund and does not include indirect expenses such as Acquired Fund Fees and Expenses.
[2]	Luther King Capital Management Corporation, the Fund's investment adviser, has contractually agreed to cap all or a portion of its management fee and/or reimburse the Fund through April 30, 2014 in order to limit the Fund's Total Annual Fund Operating Expenses After Fee Cap and/or Expense Reimbursement to 1.00%. This expense limitation excludes interest, taxes, brokerage commissions, Acquired Fund Fees and Expenses and extraordinary expenses. The fee reduction and expense reimbursement agreement may be terminated or changed at any time only with the consent of the Board of Trustees.

Institutional Class Prospectus | LKCM Equity Fund | Institutional Class
LKCM Equity Fund
Investment Objective:
The Fund seeks to maximize long-term capital appreciation.
Fees and Expenses of the Fund:
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	Institutional Class Prospectus LKCM Equity Fund Institutional Class
Redemption Fee (as a percentage of the amount redeemed on shares held for less than 30 days)	1.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Institutional Class Prospectus LKCM Equity Fund Institutional Class
Management Fees		0.70%
Distribution and Service (12b-1) Fees		none
Other Expenses		0.26%
Acquired Fund Fees and Expenses	[1]	0.01%
Total Annual Fund Operating Expenses		0.97%
Fee Cap and/or Expense Reimbursement	[2]	(0.16%)
Total Annual Fund Operating Expenses After Fee Cap and/or Expense Reimbursement	[1][2]	0.81%
[1]	Acquired Fund Fees and Expenses are indirect fees and expenses that funds incur from investing in the shares of other investment companies, including money market funds ("Acquired Fund(s)"). The Total Annual Fund Operating Expenses and Total Annual Fund Operating Expenses After Fee Cap and/or Expense Reimbursement for the Fund differ from the Ratio of Expenses to Average Net Assets before and after expense waiver and/or reimbursement found within the "Financial Highlights" section of the prospectus because the audited information in the "Financial Highlights" reflects the operating expenses of the Fund and does not include indirect expenses such as Acquired Fund Fees and Expenses.
[2]	Luther King Capital Management Corporation, the Fund's investment adviser, has contractually agreed to cap all or a portion of its management fee and/or reimburse the Fund through April 30, 2014 in order to limit the Fund's Total Annual Fund Operating Expenses After Fee Cap and/or Expense Reimbursement to 0.80%. This expense limitation excludes interest, taxes, brokerage commissions, costs relating to investment in Acquired Funds and extraordinary expenses. The fee reduction and expense reimbursement agreement may be terminated or changed at any time only with the consent of the Board of Trustees .

Example
The following example is intended to help you compare the costs of investing in the Fund with the cost of investing in other mutual funds.  The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions your costs would be as follows:
Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
Institutional Class Prospectus LKCM Equity Fund Institutional Class	83	293	521	1,175

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.  During the most recent fiscal year, the Fund’s portfolio turnover rate was 12% of the average value of its portfolio.

Principal Investment Strategies:
The Fund seeks to achieve its investment objective by investing under normal circumstances at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities.  The Fund primarily invests in companies that the Adviser believes are likely to have above-average growth in revenue and/or earnings, above-average returns on shareholders’ equity, under-leveraged balance sheets, and/or potential for above-average capital appreciation.  The Fund may invest in equity securities of small, mid and large capitalization companies.  It seeks to invest in the equity securities of high quality companies that typically exhibit certain characteristics, including high profitability levels, strong balance sheet quality, competitive advantages, ability to generate excess cash flows, meaningful management ownership stakes, attractive reinvestment opportunities, strong market share positions, and/or attractive relative valuation.  These equity securities may include common stocks, preferred stocks, securities convertible into common stock, American Depositary Receipts (“ADRs”), rights and warrants.

Principal Risks:
The greatest risk of investing in the Fund is that you could lose money.  Investments in the Fund also are subject to the following principal risks:

●
General Market Risk – Factors that affect the stock market in general, such as economic production, interest rate levels, geopolitical events or volatility may negatively affect secondary markets and cause them to experience lower valuations, reduced liquidity, price volatility, credit downgrades, increased likelihood of default and valuation difficulties.  Such factors likely would lead to a decline in the value of your investment in the Fund.

●	Inflation Risk – Higher actual or anticipated inflation may have an adverse effect on corporate profits or consumer spending and result in lower values for securities held by the Fund.

●
Stock Market Risk – The Fund invests in equity securities and therefore is subject to stock market risks and significant fluctuations in value.  The Fund’s investments in equity securities may include common stocks, preferred stocks, securities convertible into common stock, ADRs, rights and warrants.  ADRs are receipts issued by domestic banks or trust companies that represent the deposit of a security of a foreign issuer and are publicly traded in the United States.  Investments in ADRs are subject to certain of the risks associated with investing directly in foreign securities, such as currency fluctuations, political and economic instability, less government regulation, less publicly available information, and differences in financial reporting standards.  Investing in such securities may expose the Fund to additional risk.  Common stock generally is subordinate to preferred stock upon the liquidation or bankruptcy of the issuing company.  Preferred stocks and convertible securities are sensitive to movements in interest rates.  In addition, convertible securities are subject to the risk that the credit standing of the issuer may have an effect on the convertible securities’ investment value.  Investments in rights and warrants may be more speculative than certain other types of investments because rights and warrants do not carry with them dividend or voting rights with respect to the underlying securities, or any rights in the assets of the issuer. In addition, the value of a right or a warrant does not necessarily change with the value of the underlying securities, and a right or a warrant ceases to have value if it is not exercised prior to its expiration date.

●
Security Selection Risk – Securities held by the Fund may not perform as anticipated due to a number of factors impacting the company that issued the securities, such as poor management, weak demand for the company’s products, or the company’s failure to meet earnings expectations.

●
Small and Mid Cap Risk – The Fund may invest in small and mid capitalization companies that may not have the size, resources and other assets of large capitalization companies.  As a result, the securities of small and mid capitalization companies held by the Fund may be subject to greater market risks and fluctuations in value than large capitalization companies or may not correspond to changes in the stock market in general.

Performance:
The bar chart and table that follow illustrate annual Fund returns for periods ended December 31.  This information is intended to give you some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and how the Fund’s average annual returns over time compare with those of a broad measure of market performance, including an additional index that shows how the Fund’s performance compares with the returns of an index of funds with similar investment objectives. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.  Updated performance information is available on the Fund’s website at www.lkcmfunds.com or by calling the Fund toll-free at 1-800-688-LKCM.

Calendar Year Returns as of 12/31

During the period shown on the bar chart, the Fund’s best and worst quarters are shown below: Best and Worst Quarterly Returns
15.36%	2nd quarter, 2009
-20.72%	4th quarter, 2008

Average Annual Total Returns for Periods Ended December 31, 2012
Average Annual Returns Institutional Class Prospectus LKCM Equity Fund	Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years
Institutional Class	Return Before Taxes	15.69%	4.04%	7.83%
Institutional Class After Taxes on Distributions	Return After Taxes on Distributions	15.57%	3.85%	7.53%
Institutional Class After Taxes on Distributions and Sale of Fund Shares	Return After Taxes on Distributions and Sale of Fund Shares	10.36%	3.44%	6.87%
Institutional Class S&P 500�� Index (reflects no deduction for fees, expenses or taxes)	S&P 500® Index (reflects no deduction for fees, expenses or taxes)	16.00%	1.66%	7.10%
Institutional Class Lipper Large-Cap Core Funds Index (reflects no deduction for taxes)	Lipper Large-Cap Core Funds Index (reflects no deduction for taxes)	15.32%	0.97%	6.13%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on your tax situation and may differ from those shown.  In addition, the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans and individual retirement accounts.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	LKCM Equity Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks to maximize long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund:
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	(1.00%)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	rr_ManagementFeesOverAssets	0.70%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.26%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.97%
Fee Cap and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.16%)	[2]
Total Annual Fund Operating Expenses After Fee Cap and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.81%	[1],[2]
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2014-04-30
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.  During the most recent fiscal year, the Fund’s portfolio turnover rate was 12% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	12.00%
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The Total Annual Fund Operating Expenses and Total Annual Fund Operating Expenses After Fee Cap and/or Expense Reimbursement for the Fund differ from the Ratio of Expenses to Average Net Assets before and after expense waiver and/or reimbursement found within the "Financial Highlights" section of the prospectus because the audited information in the "Financial Highlights" reflects the operating expenses of the Fund and does not include indirect expenses such as Acquired Fund Fees and Expenses.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
The following example is intended to help you compare the costs of investing in the Fund with the cost of investing in other mutual funds.  The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions your costs would be as follows:
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 83
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	293
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	521
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,175
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies:
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Fund seeks to achieve its investment objective by investing under normal circumstances at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities.  The Fund primarily invests in companies that the Adviser believes are likely to have above-average growth in revenue and/or earnings, above-average returns on shareholders’ equity, under-leveraged balance sheets, and/or potential for above-average capital appreciation.  The Fund may invest in equity securities of small, mid and large capitalization companies.  It seeks to invest in the equity securities of high quality companies that typically exhibit certain characteristics, including high profitability levels, strong balance sheet quality, competitive advantages, ability to generate excess cash flows, meaningful management ownership stakes, attractive reinvestment opportunities, strong market share positions, and/or attractive relative valuation.  These equity securities may include common stocks, preferred stocks, securities convertible into common stock, American Depositary Receipts (“ADRs”), rights and warrants.

Risk [Heading]	rr_RiskHeading	Principal Risks:
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
The greatest risk of investing in the Fund is that you could lose money.  Investments in the Fund also are subject to the following principal risks:

●
General Market Risk – Factors that affect the stock market in general, such as economic production, interest rate levels, geopolitical events or volatility may negatively affect secondary markets and cause them to experience lower valuations, reduced liquidity, price volatility, credit downgrades, increased likelihood of default and valuation difficulties.  Such factors likely would lead to a decline in the value of your investment in the Fund.

●	Inflation Risk – Higher actual or anticipated inflation may have an adverse effect on corporate profits or consumer spending and result in lower values for securities held by the Fund.

●
Stock Market Risk – The Fund invests in equity securities and therefore is subject to stock market risks and significant fluctuations in value.  The Fund’s investments in equity securities may include common stocks, preferred stocks, securities convertible into common stock, ADRs, rights and warrants.  ADRs are receipts issued by domestic banks or trust companies that represent the deposit of a security of a foreign issuer and are publicly traded in the United States.  Investments in ADRs are subject to certain of the risks associated with investing directly in foreign securities, such as currency fluctuations, political and economic instability, less government regulation, less publicly available information, and differences in financial reporting standards.  Investing in such securities may expose the Fund to additional risk.  Common stock generally is subordinate to preferred stock upon the liquidation or bankruptcy of the issuing company.  Preferred stocks and convertible securities are sensitive to movements in interest rates.  In addition, convertible securities are subject to the risk that the credit standing of the issuer may have an effect on the convertible securities’ investment value.  Investments in rights and warrants may be more speculative than certain other types of investments because rights and warrants do not carry with them dividend or voting rights with respect to the underlying securities, or any rights in the assets of the issuer. In addition, the value of a right or a warrant does not necessarily change with the value of the underlying securities, and a right or a warrant ceases to have value if it is not exercised prior to its expiration date.

●
Security Selection Risk – Securities held by the Fund may not perform as anticipated due to a number of factors impacting the company that issued the securities, such as poor management, weak demand for the company’s products, or the company’s failure to meet earnings expectations.

●
Small and Mid Cap Risk – The Fund may invest in small and mid capitalization companies that may not have the size, resources and other assets of large capitalization companies.  As a result, the securities of small and mid capitalization companies held by the Fund may be subject to greater market risks and fluctuations in value than large capitalization companies or may not correspond to changes in the stock market in general.

Risk Lose Money [Text]	rr_RiskLoseMoney	The greatest risk of investing in the Fund is that you could lose money.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance:
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The bar chart and table that follow illustrate annual Fund returns for periods ended December 31.  This information is intended to give you some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and how the Fund’s average annual returns over time compare with those of a broad measure of market performance, including an additional index that shows how the Fund’s performance compares with the returns of an index of funds with similar investment objectives. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.  Updated performance information is available on the Fund’s website at www.lkcmfunds.com or by calling the Fund toll-free at 1-800-688-LKCM.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	This information is intended to give you some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and how the Fund's average annual returns over time compare with those of a broad measure of market performance, including an additional index that shows how the Fund's performance compares with the returns of an index of funds with similar investment objectives.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-688-LKCM
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.lkcmfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Returns as of 12/31
Annual Return 2003	rr_AnnualReturn2003	23.38%
Annual Return 2004	rr_AnnualReturn2004	7.88%
Annual Return 2005	rr_AnnualReturn2005	4.80%
Annual Return 2006	rr_AnnualReturn2006	12.65%
Annual Return 2007	rr_AnnualReturn2007	10.96%
Annual Return 2008	rr_AnnualReturn2008	(31.80%)
Annual Return 2009	rr_AnnualReturn2009	27.01%
Annual Return 2010	rr_AnnualReturn2010	17.77%
Annual Return 2011	rr_AnnualReturn2011	3.30%
Annual Return 2012	rr_AnnualReturn2012	15.69%
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	During the period shown on the bar chart, the Fund’s best and worst quarters are shown below: Best and Worst Quarterly Returns
15.36%	2nd quarter, 2009
-20.72%	4th quarter, 2008

Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarterly Returns
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	15.36%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarterly Returns
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(20.72%)
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on your tax situation and may differ from those shown. In addition, the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans and individual retirement accounts.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock
After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on your tax situation and may differ from those shown.  In addition, the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans and individual retirement accounts.

Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns for Periods Ended December 31, 2012
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	15.69%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	4.04%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	7.83%
After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	15.57%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	3.85%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	7.53%
After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	10.36%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	3.44%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	6.87%
S&P 500�� Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	S&P 500® Index (reflects no deduction for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	16.00%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	1.66%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	7.10%
Lipper Large-Cap Core Funds Index (reflects no deduction for taxes)
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Lipper Large-Cap Core Funds Index (reflects no deduction for taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	15.32%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	0.97%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	6.13%

[1]	Acquired Fund Fees and Expenses are indirect fees and expenses that funds incur from investing in the shares of other investment companies, including money market funds ("Acquired Fund(s)"). The Total Annual Fund Operating Expenses and Total Annual Fund Operating Expenses After Fee Cap and/or Expense Reimbursement for the Fund differ from the Ratio of Expenses to Average Net Assets before and after expense waiver and/or reimbursement found within the "Financial Highlights" section of the prospectus because the audited information in the "Financial Highlights" reflects the operating expenses of the Fund and does not include indirect expenses such as Acquired Fund Fees and Expenses.
[2]	Luther King Capital Management Corporation, the Fund's investment adviser, has contractually agreed to cap all or a portion of its management fee and/or reimburse the Fund through April 30, 2014 in order to limit the Fund's Total Annual Fund Operating Expenses After Fee Cap and/or Expense Reimbursement to 0.80%. This expense limitation excludes interest, taxes, brokerage commissions, costs relating to investment in Acquired Funds and extraordinary expenses. The fee reduction and expense reimbursement agreement may be terminated or changed at any time only with the consent of the Board of Trustees .

LKCM Balanced Fund
LKCM Balanced Fund
Investment Objective:
The Fund seeks current income and long-term capital appreciation.
Fees and Expenses of the Fund:
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	LKCM Balanced Fund
Redemption Fee (as a percentage of the amount redeemed on shares held for less than 30 days)	1.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		LKCM Balanced Fund
Management Fees		0.65%
Distribution and Service (12b-1) Fees		none
Other Expenses		0.45%
Total Annual Fund Operating Expenses		1.10%
Fee Cap and/or Expense Reimbursement	[1]	(0.30%)
Total Annual Fund Operating Expenses After Fee Cap and/or Expense Reimbursement	[1]	0.80%
[1]	Luther King Capital Management Corporation, the Fund's investment adviser, has contractually agreed to cap all or a portion of its management fee and/or reimburse the Fund through April 30, 2014 in order to limit the Fund's Total Annual Fund Operating Expenses After Fee Cap and/or Expense Reimbursement to 0.80%. This expense limitation excludes interest, taxes, brokerage commissions, costs relating to investment in other investment companies, including money market funds, and extraordinary expenses. The fee reduction and expense reimbursement agreement may be terminated or changed at any time only with the consent of the Board of Trustees.

Example
The following example is intended to help you compare the costs of investing in the Fund with the cost of investing in other mutual funds.  The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions your costs would be as follows:
Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
LKCM Balanced Fund	82	320	577	1,313

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.  During the most recent fiscal year, the Fund’s portfolio turnover rate was 15% of the average value of its portfolio.

Principal Investment Strategies:
The Fund seeks to achieve its investment objective by investing primarily in a portfolio of equity and fixed income securities and cash equivalent securities.  The Fund may invest in securities of small, mid and large capitalization companies.  The Fund seeks to invest in the equity securities of high quality companies that typically exhibit certain characteristics, including high profitability levels, strong balance sheet quality, competitive advantages, ability to generate excess cash flows, meaningful management ownership stakes, attractive reinvestment opportunities, strong market share positions, and/or attractive relative valuation.  These equity securities may include common stocks, preferred stocks, securities convertible into common stock, American Depositary Receipts (“ADRs”), rights and warrants.

The Fund’s investments in fixed income securities consist primarily of investment grade corporate and U.S. Government and agency fixed income securities with short- to intermediate-term maturities from one to ten years.  Under normal circumstances, 25% or more of the Fund’s total assets consist of fixed income securities.  Investment grade debt securities are considered to be those rated within the four highest ratings by nationally recognized statistical rating organizations.

The Fund does not presently intend to invest more than 20% of its total assets in equity securities that do not pay dividends.  A majority of the equity securities in which the Fund invests typically are listed on a national securities exchange or traded on the Nasdaq Stock Market, Inc. or in the U.S. over-the-counter markets.  The Fund also may invest in securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities, corporate bonds and debentures, high-grade commercial paper, preferred stocks, certificates of deposit or other securities of U.S. issuers when the Adviser perceives attractive opportunities from such securities, or so that the Fund may receive a competitive return on its uninvested cash.

Principal Risks:
The greatest risk of investing in the Fund is that you could lose money.  Investments in the Fund also are subject to the following principal risks:

●
General Market Risk – Factors that affect the stock market in general, such as economic production, interest rate levels, geopolitical events or volatility may negatively affect secondary markets and cause them to experience lower valuations, reduced liquidity, price volatility, credit downgrades, increased likelihood of default and valuation difficulties.  Such factors likely would lead to a decline in the value of your investment in the Fund.

●	Inflation Risk – Higher actual or anticipated inflation may have an adverse effect on corporate profits or consumer spending and result in lower values for securities held by the Fund.

●
Stock Market Risk – The Fund invests in equity securities and therefore is subject to stock market risks and significant fluctuations in value.  The Fund’s investments in equity securities may include common stocks, preferred stocks, securities convertible into common stock, American Depositary Receipts, rights and warrants.  ADRs are receipts issued by domestic banks or trust companies that represent the deposit of a security of a foreign issuer and are publicly traded in the United States.  Investments in ADRs are subject to certain of the risks associated with investing directly in foreign securities, such as currency fluctuations, political and economic instability, less government regulation, less publicly available information, and differences in financial reporting standards.  Investing in such securities may expose the Fund to additional risk.  Common stock generally is subordinate to preferred stock upon the liquidation or bankruptcy of the issuing company.  Preferred stocks and convertible securities are sensitive to movements in interest rates.  In addition, convertible securities are subject to the risk that the credit standing of the issuer may have an effect on the convertible securities’ investment value.

●
Security Selection Risk – Securities held by the Fund may not perform as anticipated due to a number of factors impacting the company that issued the securities, such as poor management, weak demand for the company’s products, or the company’s failure to meet earnings expectations.

●
Small and Mid Cap Risk – The Fund may invest in small and mid capitalization companies that may not have the size, resources and other assets of large capitalization companies.  As a result, the securities of small and mid capitalization companies held by the Fund may be subject to greater market risks and fluctuations in value than large capitalization companies or may not correspond to changes in the stock market in general.

●
Interest Rate Risk – Market values of fixed income securities are inversely related to actual changes in interest rates, and the Fund’s fixed income securities holdings and net asset value may decline if interest rates rise.

●
Credit Risk – If the Fund holds fixed income securities of a company that experiences financial problems, the securities will likely decline in value or the company may fail to make timely payments of interest or principal on the securities.

●
Bond Market Risk – A bond’s market value is affected significantly by changes in interest rates – generally, when interest rates rise, the bond’s market value declines and when interest rates decline, its market value rises.  Generally, a bond with a longer maturity will entail greater interest rate risk but have a higher yield.  Conversely, a bond with a shorter maturity will entail less interest rate risk but have a lower yield.  A bond’s value may also be affected by changes in its credit quality rating or the issuer’s financial condition.

Performance:
The bar chart and table that follow illustrate annual Fund returns for periods ended December 31.  This information is intended to give you some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and how the Fund’s average annual returns over time compare with those of a broad measure of market performance, including an additional index that tracks the performance of fixed-income debt securities and a second additional index that shows how the Fund’s performance compares with the returns of an index of funds with similar investment objectives.  The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.  Updated performance information is available on the Fund’s website at www.lkcmfunds.com or by calling the Fund toll-free at 1-800-688-LKCM.

Calendar Year Returns as of 12/31

During the period shown on the bar chart, the Fund’s best and worst quarters are shown below: Best and Worst Quarterly Returns
11.66%	3rd quarter, 2009
-10.13%	4th quarter, 2008

Average Annual Total Returns for Periods Ended December 31, 2012
Average Annual Returns	Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years
LKCM Balanced Fund	Return Before Taxes	12.20%	4.73%	7.21%
LKCM Balanced Fund After Taxes on Distributions	Return After Taxes on Distributions	12.00%	4.41%	6.77%
LKCM Balanced Fund After Taxes on Distributions and Sale of Fund Shares	Return After Taxes on Distributions and Sale of Fund Shares	8.19%	3.96%	6.18%
LKCM Balanced Fund S&P 500�� Index (reflects no deduction for fees, expenses or taxes)	S&P 500® Index (reflects no deduction for fees, expenses or taxes)	16.00%	1.66%	7.10%
LKCM Balanced Fund Barclays U.S. Intermediate Government/Credit Bond Index (reflects no deduction for fees, expenses or taxes)	Barclays U.S. Intermediate Government/Credit Bond Index (reflects no deduction for fees, expenses or taxes)	3.89%	5.18%	4.62%
LKCM Balanced Fund Lipper Mixed-Asset Target Allocation Growth Funds Index (reflects no deduction for taxes)	Lipper Mixed-Asset Target Allocation Growth Funds Index (reflects no deduction for taxes)	13.67%	2.65%	6.96%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on your tax situation and may differ from those shown.  In addition, the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans and individual retirement accounts.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	LKCM Balanced Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks current income and long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund:
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2014-04-30
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.  During the most recent fiscal year, the Fund’s portfolio turnover rate was 15% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	15.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
The following example is intended to help you compare the costs of investing in the Fund with the cost of investing in other mutual funds.  The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions your costs would be as follows:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies:
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Fund seeks to achieve its investment objective by investing primarily in a portfolio of equity and fixed income securities and cash equivalent securities.  The Fund may invest in securities of small, mid and large capitalization companies.  The Fund seeks to invest in the equity securities of high quality companies that typically exhibit certain characteristics, including high profitability levels, strong balance sheet quality, competitive advantages, ability to generate excess cash flows, meaningful management ownership stakes, attractive reinvestment opportunities, strong market share positions, and/or attractive relative valuation.  These equity securities may include common stocks, preferred stocks, securities convertible into common stock, American Depositary Receipts (“ADRs”), rights and warrants.

The Fund’s investments in fixed income securities consist primarily of investment grade corporate and U.S. Government and agency fixed income securities with short- to intermediate-term maturities from one to ten years.  Under normal circumstances, 25% or more of the Fund’s total assets consist of fixed income securities.  Investment grade debt securities are considered to be those rated within the four highest ratings by nationally recognized statistical rating organizations.

The Fund does not presently intend to invest more than 20% of its total assets in equity securities that do not pay dividends.  A majority of the equity securities in which the Fund invests typically are listed on a national securities exchange or traded on the Nasdaq Stock Market, Inc. or in the U.S. over-the-counter markets.  The Fund also may invest in securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities, corporate bonds and debentures, high-grade commercial paper, preferred stocks, certificates of deposit or other securities of U.S. issuers when the Adviser perceives attractive opportunities from such securities, or so that the Fund may receive a competitive return on its uninvested cash.

Risk [Heading]	rr_RiskHeading	Principal Risks:
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
The greatest risk of investing in the Fund is that you could lose money.  Investments in the Fund also are subject to the following principal risks:

●
General Market Risk – Factors that affect the stock market in general, such as economic production, interest rate levels, geopolitical events or volatility may negatively affect secondary markets and cause them to experience lower valuations, reduced liquidity, price volatility, credit downgrades, increased likelihood of default and valuation difficulties.  Such factors likely would lead to a decline in the value of your investment in the Fund.

●	Inflation Risk – Higher actual or anticipated inflation may have an adverse effect on corporate profits or consumer spending and result in lower values for securities held by the Fund.

●
Stock Market Risk – The Fund invests in equity securities and therefore is subject to stock market risks and significant fluctuations in value.  The Fund’s investments in equity securities may include common stocks, preferred stocks, securities convertible into common stock, American Depositary Receipts, rights and warrants.  ADRs are receipts issued by domestic banks or trust companies that represent the deposit of a security of a foreign issuer and are publicly traded in the United States.  Investments in ADRs are subject to certain of the risks associated with investing directly in foreign securities, such as currency fluctuations, political and economic instability, less government regulation, less publicly available information, and differences in financial reporting standards.  Investing in such securities may expose the Fund to additional risk.  Common stock generally is subordinate to preferred stock upon the liquidation or bankruptcy of the issuing company.  Preferred stocks and convertible securities are sensitive to movements in interest rates.  In addition, convertible securities are subject to the risk that the credit standing of the issuer may have an effect on the convertible securities’ investment value.

●
Security Selection Risk – Securities held by the Fund may not perform as anticipated due to a number of factors impacting the company that issued the securities, such as poor management, weak demand for the company’s products, or the company’s failure to meet earnings expectations.

●
Small and Mid Cap Risk – The Fund may invest in small and mid capitalization companies that may not have the size, resources and other assets of large capitalization companies.  As a result, the securities of small and mid capitalization companies held by the Fund may be subject to greater market risks and fluctuations in value than large capitalization companies or may not correspond to changes in the stock market in general.

●
Interest Rate Risk – Market values of fixed income securities are inversely related to actual changes in interest rates, and the Fund’s fixed income securities holdings and net asset value may decline if interest rates rise.

●
Credit Risk – If the Fund holds fixed income securities of a company that experiences financial problems, the securities will likely decline in value or the company may fail to make timely payments of interest or principal on the securities.

●
Bond Market Risk – A bond’s market value is affected significantly by changes in interest rates – generally, when interest rates rise, the bond’s market value declines and when interest rates decline, its market value rises.  Generally, a bond with a longer maturity will entail greater interest rate risk but have a higher yield.  Conversely, a bond with a shorter maturity will entail less interest rate risk but have a lower yield.  A bond’s value may also be affected by changes in its credit quality rating or the issuer’s financial condition.

Risk Lose Money [Text]	rr_RiskLoseMoney	The greatest risk of investing in the Fund is that you could lose money.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance:
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The bar chart and table that follow illustrate annual Fund returns for periods ended December 31.  This information is intended to give you some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and how the Fund’s average annual returns over time compare with those of a broad measure of market performance, including an additional index that tracks the performance of fixed-income debt securities and a second additional index that shows how the Fund’s performance compares with the returns of an index of funds with similar investment objectives.  The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.  Updated performance information is available on the Fund’s website at www.lkcmfunds.com or by calling the Fund toll-free at 1-800-688-LKCM.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	This information is intended to give you some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and how the Fund's average annual returns over time compare with those of a broad measure of market performance, including an additional index that tracks the performance of fixed-income debt securities and a second additional index that shows how the Fund's performance compares with the returns of an index of funds with similar investment objectives.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-688-LKCM
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.lkcmfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Returns as of 12/31
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	During the period shown on the bar chart, the Fund’s best and worst quarters are shown below: Best and Worst Quarterly Returns
11.66%	3rd quarter, 2009
-10.13%	4th quarter, 2008

Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarterly Returns
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	11.66%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarterly Returns
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(10.13%)
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on your tax situation and may differ from those shown. In addition, the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans and individual retirement accounts.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock
After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on your tax situation and may differ from those shown.  In addition, the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans and individual retirement accounts.

Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns for Periods Ended December 31, 2012
S&P 500�� Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	S&P 500® Index (reflects no deduction for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	16.00%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	1.66%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	7.10%
Barclays U.S. Intermediate Government/Credit Bond Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Barclays U.S. Intermediate Government/Credit Bond Index (reflects no deduction for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	3.89%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	5.18%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	4.62%
Lipper Mixed-Asset Target Allocation Growth Funds Index (reflects no deduction for taxes)
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Lipper Mixed-Asset Target Allocation Growth Funds Index (reflects no deduction for taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	13.67%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	2.65%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	6.96%
LKCM Balanced Fund
Risk/Return:	rr_RiskReturnAbstract
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	(1.00%)
Management Fees	rr_ManagementFeesOverAssets	0.65%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.45%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.10%
Fee Cap and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.30%)	[1]
Total Annual Fund Operating Expenses After Fee Cap and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.80%	[1]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	82
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	320
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	577
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,313
Annual Return 2003	rr_AnnualReturn2003	16.59%
Annual Return 2004	rr_AnnualReturn2004	7.10%
Annual Return 2005	rr_AnnualReturn2005	5.87%
Annual Return 2006	rr_AnnualReturn2006	11.22%
Annual Return 2007	rr_AnnualReturn2007	8.25%
Annual Return 2008	rr_AnnualReturn2008	(19.70%)
Annual Return 2009	rr_AnnualReturn2009	22.90%
Annual Return 2010	rr_AnnualReturn2010	10.31%
Annual Return 2011	rr_AnnualReturn2011	3.16%
Annual Return 2012	rr_AnnualReturn2012	12.20%
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	12.20%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	4.73%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	7.21%
LKCM Balanced Fund | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	12.00%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	4.41%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	6.77%
LKCM Balanced Fund | After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	8.19%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	3.96%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	6.18%

[1]	Luther King Capital Management Corporation, the Fund's investment adviser, has contractually agreed to cap all or a portion of its management fee and/or reimburse the Fund through April 30, 2014 in order to limit the Fund's Total Annual Fund Operating Expenses After Fee Cap and/or Expense Reimbursement to 0.80%. This expense limitation excludes interest, taxes, brokerage commissions, costs relating to investment in other investment companies, including money market funds, and extraordinary expenses. The fee reduction and expense reimbursement agreement may be terminated or changed at any time only with the consent of the Board of Trustees.

LKCM Fixed Income Fund
LKCM Fixed Income Fund
Investment Objective:
The Fund seeks current income.
Fees and Expenses of the Fund:
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	LKCM Fixed Income Fund
Redemption Fee (as a percentage of the amount redeemed on shares held for less than 30 days)	1.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		LKCM Fixed Income Fund
Management Fees		0.50%
Distribution and Service (12b-1) Fees		none
Other Expenses		0.21%
Total Annual Fund Operating Expenses		0.71%
Fee Cap and/or Expense Reimbursement	[1]	(0.06%)
Total Annual Fund Operating Expenses After Fee Cap and/or Expense Reimbursement	[1]	0.65%
[1]	Luther King Capital Management Corporation, the Fund's investment adviser, has contractually agreed to cap all or a portion of its management fee and/or reimburse the Fund through April 30, 2014 in order to limit the Fund's Total Annual Fund Operating Expenses After Fee Cap and/or Expense Reimbursement to 0.65%. This expense limitation excludes interest, taxes, brokerage commissions, costs relating to investment in other investment companies, including money market funds, and extraordinary expenses. The fee reduction and expense reimbursement agreement may be terminated or changed at any time only with the consent of the Board of Trustees.

Example
The following example is intended to help you compare the costs of investing in the Fund with the cost of investing in other mutual funds.  The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions your costs would be as follows:
Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
LKCM Fixed Income Fund	66	221	389	877

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.  During the most recent fiscal year, the Fund’s portfolio turnover rate was 31% of the average value of its portfolio.

Principal Investment Strategies:
The Fund seeks to achieve its investment objective by investing under normal circumstances at least 80% of its net assets (plus any borrowings for investment purposes) in a portfolio of investment grade corporate and U.S. Government fixed income securities.  The Fund typically invests in securities with short- to intermediate-term maturities (those with maturities from one to ten years) issued by corporations and other entities, the U.S. Government, and agencies or instrumentalities of the U.S. Government, and cash equivalent securities.  Investment grade debt securities are considered to be those rated within the four highest ratings assigned by nationally recognized statistical rating organizations.

The Fund seeks to maintain an average effective maturity between three and 10 years under normal market and economic conditions.  The effective maturity of securities with sinking fund or other early redemption features will be estimated by the Adviser, based upon prevailing interest rate trends and the issuer’s financial position.  The average effective maturity may be less than three years if the Adviser believes a temporary, defensive posture is appropriate.

The Fund may invest in all types of domestic or U.S. dollar-denominated foreign fixed income securities in any proportion, including bonds, notes, convertible bonds, mortgage pass-through securities, government and government agency securities, floating rate bonds, preferred stock and short-term obligations such as commercial paper and notes, bank deposits and other financial obligations. In determining whether or not to invest in a particular debt security, the Adviser considers factors such as the price, coupon, yield to maturity, the credit quality of the issuer, the issuer’s cash flow and related coverage ratios, the property, if any, securing the obligation and the terms of the security, including subordination, default, sinking fund and early redemption provisions.  The Fund generally intends to purchase securities that are rated investment grade at the time of purchase. If securities held by the Fund are downgraded below investment grade, the Adviser will consider whether to continue to hold the securities.

Principal Risks:
The greatest risk of investing in the Fund is that you could lose money.  Investments in the Fund also are subject to the following principal risks:

●
General Market Risk – Factors that affect the stock market in general, such as economic production, interest rate levels, geopolitical events or volatility may negatively affect secondary markets and cause them to experience lower valuations, reduced liquidity, price volatility, credit downgrades, increased likelihood of default and valuation difficulties.  Such factors likely would lead to a decline in the value of your investment in the Fund.

●	Inflation Risk – Higher actual or anticipated inflation may have an adverse effect on corporate profits or consumer spending and result in lower values for securities held by the Fund.

●
Interest Rate Risk – Market values of fixed income securities are inversely related to actual changes in interest rates, and the Fund’s fixed income securities holdings and net asset value may decline if interest rates rise.

●
Credit Risk – If the Fund holds fixed income securities of a company that experiences financial problems, the securities will likely decline in value or the company may fail to make timely payments of interest or principal on the securities.

●
Bond Market Risk – A bond’s market value is affected significantly by changes in interest rates – generally, when interest rates rise, the bond’s market value declines and when interest rates decline, its market value rises.  Generally, a bond with a longer maturity will entail greater interest rate risk but have a higher yield.  Conversely, a bond with a shorter maturity will entail less interest rate risk but have a lower yield.  A bond’s value may also be affected by changes in its credit quality rating or the issuer’s financial condition.

●
Security Selection Risk – Securities held by the Fund may not perform as anticipated due to a number of factors impacting the company that issued the securities, such as poor management, weak demand for the company’s products, or the company’s failure to meet earnings expectations.

Performance:
The bar chart and table that follow illustrate annual Fund returns for periods ended December 31.  This information is intended to give you some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and how the Fund’s average annual returns over time compare with an index that tracks the performance of fixed income securities and an additional index that shows how the Fund’s performance compares with the returns of an index of funds with similar investment objectives.  The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.  Updated performance information is available on the Fund’s website at www.lkcmfunds.com or by calling the Fund toll-free at 1-800-688-LKCM.

Calendar Year Returns as of 12/31

During the period shown on the bar chart, the Fund’s best and worst quarters are shown below: Best and Worst Quarterly Returns
4.03%	3rd quarter, 2009
-2.18%	2nd quarter, 2004

Average Annual Total Returns for Periods Ended December 31, 2012
Average Annual Returns	Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years
LKCM Fixed Income Fund	Return Before Taxes	5.44%	5.81%	4.67%
LKCM Fixed Income Fund After Taxes on Distributions	Return After Taxes on Distributions	4.27%	4.43%	3.26%
LKCM Fixed Income Fund After Taxes on Distributions and Sale of Fund Shares	Return After Taxes on Distributions and Sale of Fund Shares	3.66%	4.20%	3.17%
LKCM Fixed Income Fund Barclays U.S. Intermediate Government/Credit Bond Index (reflects no deduction for fees, expenses or taxes)	Barclays U.S. Intermediate Government/Credit Bond Index (reflects no deduction for fees, expenses or taxes)	3.89%	5.18%	4.62%
LKCM Fixed Income Fund Lipper Short Intermediate Investment-Grade Debt Funds Index (reflects no deduction for taxes)	Lipper Short Intermediate Investment-Grade Debt Funds Index (reflects no deduction for taxes)	5.01%	4.72%	4.08%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on your tax situation and may differ from those shown.  In addition, the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans and individual retirement accounts.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	LKCM Fixed Income Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks current income.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund:
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2014-04-30
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.  During the most recent fiscal year, the Fund’s portfolio turnover rate was 31% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	31.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
The following example is intended to help you compare the costs of investing in the Fund with the cost of investing in other mutual funds.  The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions your costs would be as follows:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies:
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Fund seeks to achieve its investment objective by investing under normal circumstances at least 80% of its net assets (plus any borrowings for investment purposes) in a portfolio of investment grade corporate and U.S. Government fixed income securities.  The Fund typically invests in securities with short- to intermediate-term maturities (those with maturities from one to ten years) issued by corporations and other entities, the U.S. Government, and agencies or instrumentalities of the U.S. Government, and cash equivalent securities.  Investment grade debt securities are considered to be those rated within the four highest ratings assigned by nationally recognized statistical rating organizations.

The Fund seeks to maintain an average effective maturity between three and 10 years under normal market and economic conditions.  The effective maturity of securities with sinking fund or other early redemption features will be estimated by the Adviser, based upon prevailing interest rate trends and the issuer’s financial position.  The average effective maturity may be less than three years if the Adviser believes a temporary, defensive posture is appropriate.

The Fund may invest in all types of domestic or U.S. dollar-denominated foreign fixed income securities in any proportion, including bonds, notes, convertible bonds, mortgage pass-through securities, government and government agency securities, floating rate bonds, preferred stock and short-term obligations such as commercial paper and notes, bank deposits and other financial obligations. In determining whether or not to invest in a particular debt security, the Adviser considers factors such as the price, coupon, yield to maturity, the credit quality of the issuer, the issuer’s cash flow and related coverage ratios, the property, if any, securing the obligation and the terms of the security, including subordination, default, sinking fund and early redemption provisions.  The Fund generally intends to purchase securities that are rated investment grade at the time of purchase. If securities held by the Fund are downgraded below investment grade, the Adviser will consider whether to continue to hold the securities.

Risk [Heading]	rr_RiskHeading	Principal Risks:
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
The greatest risk of investing in the Fund is that you could lose money.  Investments in the Fund also are subject to the following principal risks:

●
General Market Risk – Factors that affect the stock market in general, such as economic production, interest rate levels, geopolitical events or volatility may negatively affect secondary markets and cause them to experience lower valuations, reduced liquidity, price volatility, credit downgrades, increased likelihood of default and valuation difficulties.  Such factors likely would lead to a decline in the value of your investment in the Fund.

●	Inflation Risk – Higher actual or anticipated inflation may have an adverse effect on corporate profits or consumer spending and result in lower values for securities held by the Fund.

●
Interest Rate Risk – Market values of fixed income securities are inversely related to actual changes in interest rates, and the Fund’s fixed income securities holdings and net asset value may decline if interest rates rise.

●
Credit Risk – If the Fund holds fixed income securities of a company that experiences financial problems, the securities will likely decline in value or the company may fail to make timely payments of interest or principal on the securities.

●
Bond Market Risk – A bond’s market value is affected significantly by changes in interest rates – generally, when interest rates rise, the bond’s market value declines and when interest rates decline, its market value rises.  Generally, a bond with a longer maturity will entail greater interest rate risk but have a higher yield.  Conversely, a bond with a shorter maturity will entail less interest rate risk but have a lower yield.  A bond’s value may also be affected by changes in its credit quality rating or the issuer’s financial condition.

●
Security Selection Risk – Securities held by the Fund may not perform as anticipated due to a number of factors impacting the company that issued the securities, such as poor management, weak demand for the company’s products, or the company’s failure to meet earnings expectations.

Risk Lose Money [Text]	rr_RiskLoseMoney	The greatest risk of investing in the Fund is that you could lose money.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance:
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The bar chart and table that follow illustrate annual Fund returns for periods ended December 31.  This information is intended to give you some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and how the Fund’s average annual returns over time compare with an index that tracks the performance of fixed income securities and an additional index that shows how the Fund’s performance compares with the returns of an index of funds with similar investment objectives.  The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.  Updated performance information is available on the Fund’s website at www.lkcmfunds.com or by calling the Fund toll-free at 1-800-688-LKCM.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	This information is intended to give you some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and how the Fund's average annual returns over time compare with an index that tracks the performance of fixed income securities and an additional index that shows how the Fund's performance compares with the returns of an index of funds with similar investment objectives.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-688-LKCM
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.lkcmfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Returns as of 12/31
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	During the period shown on the bar chart, the Fund’s best and worst quarters are shown below: Best and Worst Quarterly Returns
4.03%	3rd quarter, 2009
-2.18%	2nd quarter, 2004

Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarterly Returns
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	4.03%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarterly Returns
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun 30, 2004
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(2.18%)
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on your tax situation and may differ from those shown. In addition, the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans and individual retirement accounts.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock
After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on your tax situation and may differ from those shown.  In addition, the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans and individual retirement accounts.

Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns for Periods Ended December 31, 2012
Barclays U.S. Intermediate Government/Credit Bond Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Barclays U.S. Intermediate Government/Credit Bond Index (reflects no deduction for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	3.89%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	5.18%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	4.62%
Lipper Short Intermediate Investment-Grade Debt Funds Index (reflects no deduction for taxes)
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Lipper Short Intermediate Investment-Grade Debt Funds Index (reflects no deduction for taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	5.01%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	4.72%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	4.08%
LKCM Fixed Income Fund
Risk/Return:	rr_RiskReturnAbstract
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	(1.00%)
Management Fees	rr_ManagementFeesOverAssets	0.50%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.21%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.71%
Fee Cap and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.06%)	[1]
Total Annual Fund Operating Expenses After Fee Cap and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.65%	[1]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	66
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	221
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	389
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	877
Annual Return 2003	rr_AnnualReturn2003	3.25%
Annual Return 2004	rr_AnnualReturn2004	2.77%
Annual Return 2005	rr_AnnualReturn2005	1.79%
Annual Return 2006	rr_AnnualReturn2006	3.96%
Annual Return 2007	rr_AnnualReturn2007	5.96%
Annual Return 2008	rr_AnnualReturn2008	2.99%
Annual Return 2009	rr_AnnualReturn2009	10.77%
Annual Return 2010	rr_AnnualReturn2010	5.82%
Annual Return 2011	rr_AnnualReturn2011	4.22%
Annual Return 2012	rr_AnnualReturn2012	5.44%
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	5.44%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	5.81%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	4.67%
LKCM Fixed Income Fund | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	4.27%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	4.43%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	3.26%
LKCM Fixed Income Fund | After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	3.66%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	4.20%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	3.17%

[1]	Luther King Capital Management Corporation, the Fund's investment adviser, has contractually agreed to cap all or a portion of its management fee and/or reimburse the Fund through April 30, 2014 in order to limit the Fund's Total Annual Fund Operating Expenses After Fee Cap and/or Expense Reimbursement to 0.65%. This expense limitation excludes interest, taxes, brokerage commissions, costs relating to investment in other investment companies, including money market funds, and extraordinary expenses. The fee reduction and expense reimbursement agreement may be terminated or changed at any time only with the consent of the Board of Trustees.

Adviser Class Prospectus | LKCM Small Cap Equity Fund | Adviser Class
LKCM Small Cap Equity Fund
Investment Objective:
The Fund seeks to maximize long-term capital appreciation.
Fees and Expenses of the Fund:
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	Adviser Class Prospectus LKCM Small Cap Equity Fund Adviser Class
Redemption Fee (as a percentage of the amount redeemed on shares held for less than 30 days)	1.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Adviser Class Prospectus LKCM Small Cap Equity Fund Adviser Class
Management Fees		0.75%
Distribution and Service (12b-1) Fees		0.25%
Other Expenses		0.19%
Acquired Fund Fees and Expenses	[1]	0.01%
Total Annual Fund Operating Expenses		1.20%
[1]	Acquired Fund Fees and Expenses are indirect fees and expenses that funds incur from investing in the shares of other investment companies, including money market funds ("Acquired Fund(s)"). The Total Annual Fund Operating Expenses for the Fund differs from the Ratio of Expenses to Average Net Assets found within the "Financial Highlights" section of the prospectus because the audited information in the "Financial Highlights" reflects the operating expenses of the Fund and does not include indirect expenses such as Acquired Fund Fees and Expenses.

Example
The following example is intended to help you compare the costs of investing in the Fund with the cost of investing in other mutual funds.  The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions your costs would be as follows:
Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
Adviser Class Prospectus LKCM Small Cap Equity Fund Adviser Class	122	381	660	1,455

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.  During the most recent fiscal year, the Fund’s portfolio turnover rate was 49% of the average value of its portfolio.

Principal Investment Strategies:
The Fund seeks to achieve its investment objective by investing under normal circumstances at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of smaller companies.  The Fund primarily chooses investments that the Adviser believes are likely to have above-average growth in revenue and/or earnings and potential for above-average capital appreciation.  Smaller companies are those with market capitalizations at the time of investment between $400 million and $3 billion.  The Fund is not required to sell equity securities whose market values appreciate or depreciate outside this market capitalization range.

The Fund seeks to invest in the equity securities of high quality companies that typically exhibit certain characteristics, including high profitability levels, strong balance sheet quality, competitive advantages, ability to generate excess cash flows, meaningful management ownership stakes, attractive reinvestment opportunities, strong market share positions, and/or attractive relative valuation.  These equity securities may include common stocks, preferred stocks, securities convertible into common stock, American Depositary Receipts, rights and warrants.

Principal Risks:
The greatest risk of investing in the Fund is that you could lose money.  Investments in the Fund also are subject to the following principal risks:

●
General Market Risk – Factors that affect the stock market in general, such as economic production, interest rate levels, geopolitical events or volatility may negatively affect secondary markets and cause them to experience lower valuations, reduced liquidity, price volatility, credit downgrades, increased likelihood of default and valuation difficulties.  Such factors likely would lead to a decline in the value of your investment in the Fund.

●	Inflation Risk – Higher actual or anticipated inflation may have an adverse effect on corporate profits or consumer spending and result in lower values for securities held by the Fund.

●
Stock Market Risk – The Fund invests in equity securities and therefore is subject to stock market risks and significant fluctuations in value.  The Fund’s investments in equity securities may include common stocks, preferred stocks, securities convertible into common stock, American Depositary Receipts (“ADRs”), rights and warrants.  ADRs are receipts issued by domestic banks or trust companies that represent the deposit of a security of a foreign issuer and are publicly traded in the United States.  Investments in ADRs are subject to certain of the risks associated with investing directly in foreign securities, such as currency fluctuations, political and economic instability, less government regulation, less publicly available information, and differences in financial reporting standards.  Investing in such securities may expose the Fund to additional risk.  Common stock generally is subordinate to preferred stock upon the liquidation or bankruptcy of the issuing company.  Preferred stocks and convertible securities are sensitive to movements in interest rates.  In addition, convertible securities are subject to the risk that the credit standing of the issuer may have an effect on the convertible securities’ investment value.  Investments in rights and warrants may be more speculative than certain other types of investments because rights and warrants do not carry with them dividend or voting rights with respect to the underlying securities, or any rights in the assets of the issuer. In addition, the value of a right or a warrant does not necessarily change with the value of the underlying securities, and a right or a warrant ceases to have value if it is not exercised prior to its expiration date.

●
Security Selection Risk – Securities held by the Fund may not perform as anticipated due to a number of factors impacting the company that issued the securities, such as poor management, weak demand for the company’s products, or the company’s failure to meet earnings expectations.

●
Small-Cap Risk – The Fund invests in small capitalization companies that may not have the size, resources and other assets of mid or large capitalization companies.  As a result, the securities of small capitalization companies held by the Fund may be subject to greater market risks and fluctuations in value than mid or large capitalization companies or may not correspond to changes in the stock market in general.

Performance:
The bar chart and table that follow illustrate annual Fund returns for periods ended December 31.  This information is intended to give you some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and how the Fund’s average annual returns over time compare with those of a broad measure of market performance, including an additional index that shows how the Fund’s performance compares with the returns of an index of funds with similar investment objectives.  Because the Adviser Class shares of the Fund did not offer its shares before June 5, 2003, return data prior to that date reflects the performance of the Institutional Class shares of the Fund, which are offered in another prospectus. The performance for the Adviser Class shares would be similar to the performance for the Institutional Class because the shares of each class represent investments in the same portfolio securities.  However, the performance for the Adviser Class shares would be lower because the Adviser Class shares have higher expenses than the Institutional Class shares.  The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available on the Fund’s website at www.lkcmfunds.com or by calling the Fund toll-free at 1-800-688-LKCM.

Calendar Year Returns as of 12/31 - Adviser Class

*	2003 return is a composite of the Institutional Class return from January 1, 2003 through June 4, 2003 and the Adviser Class return from June 5, 2003 (commencement of sales) through December 31, 2003.

During the period shown on the bar chart, the Fund’s best and worst quarters are shown below: Best and Worst Quarterly Returns
18.90%	2nd quarter, 2009
-27.56%	4th quarter, 2008

Average Annual Total Returns for Periods Ended December 31, 2012
Average Annual Returns Adviser Class Prospectus LKCM Small Cap Equity Fund	Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date
Adviser Class	Return Before Taxes	9.45%	3.97%	9.25%	Jun 5, 2003
Adviser Class After Taxes on Distributions	Return After Taxes on Distributions	8.17%	3.72%	8.30%
Adviser Class After Taxes on Distributions and Sale of Fund Shares	Return After Taxes on Distributions and Sale of Fund Shares	7.81%	3.40%	8.02%
Adviser Class Russell 2000�� Index (reflects no deduction for fees, expenses or taxes)	Russell 2000® Index (reflects no deduction for fees, expenses or taxes)	16.35%	3.56%	8.10%	Jun 5, 2003
Adviser Class Lipper Small-Cap Core Funds Index (reflects no deduction for taxes)	Lipper Small-Cap Core Funds Index (reflects no deduction for taxes)	15.94%	3.96%	8.89%	Jun 5, 2003

After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on your tax situation and may differ from those shown.  In addition, the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans and individual retirement accounts.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	LKCM Small Cap Equity Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks to maximize long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund:
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	(1.00%)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	rr_ManagementFeesOverAssets	0.75%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.19%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.20%
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.  During the most recent fiscal year, the Fund’s portfolio turnover rate was 49% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	49.00%
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The Total Annual Fund Operating Expenses for the Fund differs from the Ratio of Expenses to Average Net Assets found within the "Financial Highlights" section of the prospectus because the audited information in the "Financial Highlights" reflects the operating expenses of the Fund and does not include indirect expenses such as Acquired Fund Fees and Expenses.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
The following example is intended to help you compare the costs of investing in the Fund with the cost of investing in other mutual funds.  The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions your costs would be as follows:
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 122
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	381
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	660
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,455
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies:
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Fund seeks to achieve its investment objective by investing under normal circumstances at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of smaller companies.  The Fund primarily chooses investments that the Adviser believes are likely to have above-average growth in revenue and/or earnings and potential for above-average capital appreciation.  Smaller companies are those with market capitalizations at the time of investment between $400 million and $3 billion.  The Fund is not required to sell equity securities whose market values appreciate or depreciate outside this market capitalization range.

The Fund seeks to invest in the equity securities of high quality companies that typically exhibit certain characteristics, including high profitability levels, strong balance sheet quality, competitive advantages, ability to generate excess cash flows, meaningful management ownership stakes, attractive reinvestment opportunities, strong market share positions, and/or attractive relative valuation.  These equity securities may include common stocks, preferred stocks, securities convertible into common stock, American Depositary Receipts, rights and warrants.

Risk [Heading]	rr_RiskHeading	Principal Risks:
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
The greatest risk of investing in the Fund is that you could lose money.  Investments in the Fund also are subject to the following principal risks:

●
General Market Risk – Factors that affect the stock market in general, such as economic production, interest rate levels, geopolitical events or volatility may negatively affect secondary markets and cause them to experience lower valuations, reduced liquidity, price volatility, credit downgrades, increased likelihood of default and valuation difficulties.  Such factors likely would lead to a decline in the value of your investment in the Fund.

●	Inflation Risk – Higher actual or anticipated inflation may have an adverse effect on corporate profits or consumer spending and result in lower values for securities held by the Fund.

●
Stock Market Risk – The Fund invests in equity securities and therefore is subject to stock market risks and significant fluctuations in value.  The Fund’s investments in equity securities may include common stocks, preferred stocks, securities convertible into common stock, American Depositary Receipts (“ADRs”), rights and warrants.  ADRs are receipts issued by domestic banks or trust companies that represent the deposit of a security of a foreign issuer and are publicly traded in the United States.  Investments in ADRs are subject to certain of the risks associated with investing directly in foreign securities, such as currency fluctuations, political and economic instability, less government regulation, less publicly available information, and differences in financial reporting standards.  Investing in such securities may expose the Fund to additional risk.  Common stock generally is subordinate to preferred stock upon the liquidation or bankruptcy of the issuing company.  Preferred stocks and convertible securities are sensitive to movements in interest rates.  In addition, convertible securities are subject to the risk that the credit standing of the issuer may have an effect on the convertible securities’ investment value.  Investments in rights and warrants may be more speculative than certain other types of investments because rights and warrants do not carry with them dividend or voting rights with respect to the underlying securities, or any rights in the assets of the issuer. In addition, the value of a right or a warrant does not necessarily change with the value of the underlying securities, and a right or a warrant ceases to have value if it is not exercised prior to its expiration date.

●
Security Selection Risk – Securities held by the Fund may not perform as anticipated due to a number of factors impacting the company that issued the securities, such as poor management, weak demand for the company’s products, or the company’s failure to meet earnings expectations.

●
Small-Cap Risk – The Fund invests in small capitalization companies that may not have the size, resources and other assets of mid or large capitalization companies.  As a result, the securities of small capitalization companies held by the Fund may be subject to greater market risks and fluctuations in value than mid or large capitalization companies or may not correspond to changes in the stock market in general.

Risk Lose Money [Text]	rr_RiskLoseMoney	The greatest risk of investing in the Fund is that you could lose money.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance:
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The bar chart and table that follow illustrate annual Fund returns for periods ended December 31.  This information is intended to give you some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and how the Fund’s average annual returns over time compare with those of a broad measure of market performance, including an additional index that shows how the Fund’s performance compares with the returns of an index of funds with similar investment objectives.  Because the Adviser Class shares of the Fund did not offer its shares before June 5, 2003, return data prior to that date reflects the performance of the Institutional Class shares of the Fund, which are offered in another prospectus. The performance for the Adviser Class shares would be similar to the performance for the Institutional Class because the shares of each class represent investments in the same portfolio securities.  However, the performance for the Adviser Class shares would be lower because the Adviser Class shares have higher expenses than the Institutional Class shares.  The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available on the Fund’s website at www.lkcmfunds.com or by calling the Fund toll-free at 1-800-688-LKCM.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	This information is intended to give you some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and how the Fund's average annual returns over time compare with those of a broad measure of market performance, including an additional index that shows how the Fund's performance compares with the returns of an index of funds with similar investment objectives.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-688-LKCM
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.lkcmfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Returns as of 12/31 - Adviser Class
Annual Return 2003	rr_AnnualReturn2003	34.51%
Annual Return 2004	rr_AnnualReturn2004	21.76%
Annual Return 2005	rr_AnnualReturn2005	14.16%
Annual Return 2006	rr_AnnualReturn2006	14.72%
Annual Return 2007	rr_AnnualReturn2007	(1.06%)
Annual Return 2008	rr_AnnualReturn2008	(39.02%)
Annual Return 2009	rr_AnnualReturn2009	31.70%
Annual Return 2010	rr_AnnualReturn2010	32.66%
Annual Return 2011	rr_AnnualReturn2011	4.19%
Annual Return 2012	rr_AnnualReturn2012	9.45%
Bar Chart Footnotes [Text Block]	rr_BarChartFootnotesTextBlock
*	2003 return is a composite of the Institutional Class return from January 1, 2003 through June 4, 2003 and the Adviser Class return from June 5, 2003 (commencement of sales) through December 31, 2003.

Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	During the period shown on the bar chart, the Fund’s best and worst quarters are shown below: Best and Worst Quarterly Returns
18.90%	2nd quarter, 2009
-27.56%	4th quarter, 2008

Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarterly Returns
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	18.90%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarterly Returns
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(27.56%)
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on your tax situation and may differ from those shown. In addition, the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans and individual retirement accounts.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock
After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on your tax situation and may differ from those shown.  In addition, the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans and individual retirement accounts.

Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns for Periods Ended December 31, 2012
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	9.45%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	3.97%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	9.25%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Jun 5, 2003
After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	8.17%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	3.72%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	8.30%
After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	7.81%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	3.40%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	8.02%
Russell 2000�� Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Russell 2000® Index (reflects no deduction for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	16.35%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	3.56%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	8.10%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Jun 5, 2003
Lipper Small-Cap Core Funds Index (reflects no deduction for taxes)
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Lipper Small-Cap Core Funds Index (reflects no deduction for taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	15.94%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	3.96%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	8.89%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Jun 5, 2003

[1]	Acquired Fund Fees and Expenses are indirect fees and expenses that funds incur from investing in the shares of other investment companies, including money market funds ("Acquired Fund(s)"). The Total Annual Fund Operating Expenses for the Fund differs from the Ratio of Expenses to Average Net Assets found within the "Financial Highlights" section of the prospectus because the audited information in the "Financial Highlights" reflects the operating expenses of the Fund and does not include indirect expenses such as Acquired Fund Fees and Expenses.

Adviser Class Prospectus | LKCM Small-Mid Cap Equity Fund
LKCM Small-Mid Cap Equity Fund
Investment Objective:
The Fund seeks to maximize long-term capital appreciation.
Fees and Expenses of the Fund:
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	Adviser Class Prospectus LKCM Small-Mid Cap Equity Fund Adviser Class
Redemption Fee (as a percentage of the amount redeemed on shares held for less than 30 days)	1.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Adviser Class Prospectus LKCM Small-Mid Cap Equity Fund Adviser Class
Management Fees		0.75%
Distribution and Service (12b-1) Fees		0.25%
Other Expenses		0.43%
Acquired Fund Fees and Expenses	[1]	0.01%
Total Annual Fund Operating Expenses		1.44%
Fee Cap and/or Expense Reimbursement	[2]	(0.18%)
Total Annual Fund Operating Expenses After Fee Cap and/or Expense Reimbursement	[1][2]	1.26%
[1]	Acquired Fund Fees and Expenses are indirect fees and expenses that funds incur from investing in the shares of other investment companies, including money market funds ("Acquired Fund(s)"). The Total Annual Fund Operating Expenses and Total Annual Fund Operating Expenses After Fee Cap and/or Expense Reimbursement for the Fund differ from the Ratio of Expenses to Average Net Assets before and after expense waiver and/or reimbursement found within the "Financial Highlights" section of the prospectus because the audited information in the "Financial Highlights" reflects the operating expenses of the Fund and does not include indirect expenses such as Acquired Fund Fees and Expenses.
[2]	Luther King Capital Management Corporation, the Fund's investment adviser, has contractually agreed to cap all or a portion of its management fee and/or reimburse the Fund through April 30, 2014 in order to limit the Fund's Total Annual Fund Operating Expenses After Fee Cap and/or Expense Reimbursement to 1.25%. This expense limitation excludes interest, taxes, brokerage commissions, Acquired Fund Fees and Expenses and extraordinary expenses. The fee reduction and expense reimbursement agreement may be terminated or changed at any time only with the consent of the Board of Trustees.

Example
The following example is intended to help you compare the costs of investing in the Fund with the cost of investing in other mutual funds.  The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions your costs would be as follows:
Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
Adviser Class Prospectus LKCM Small-Mid Cap Equity Fund Adviser Class	128	438	770	1,709

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.  During the most recent fiscal year, the Fund’s portfolio turnover rate was 56% of the average value of its portfolio.

Principal Investment Strategies:
The Fund seeks to achieve its investment objective by investing under normal circumstances at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of small-mid capitalization companies.  The Fund primarily chooses investments that the Adviser believes are likely to have above-average growth in revenue and/or earnings and potential for above-average capital appreciation.  Small-mid capitalization companies are those with market capitalizations at the time of investment between $1 billion and $8 billion.  The Fund is not required to sell equity securities whose market values appreciate or depreciate outside this market capitalization range.

The Fund seeks to invest in the equity securities of high quality companies that typically exhibit certain characteristics, including high profitability levels, strong balance sheet quality, competitive advantages, ability to generate excess cash flows, meaningful management ownership stakes, attractive reinvestment opportunities, strong market share positions, and/or attractive relative valuation.  These equity securities may include common stocks, preferred stocks, securities convertible into common stock, American Depositary Receipts, rights and warrants.

Principal Risks:
The greatest risk of investing in the Fund is that you could lose money.  Investments in the Fund also are subject to the following principal risks:

●
General Market Risk – Factors that affect the stock market in general, such as economic production, interest rate levels, geopolitical events or volatility may negatively affect secondary markets and cause them to experience lower valuations, reduced liquidity, price volatility, credit downgrades, increased likelihood of default and valuation difficulties.  Such factors likely would lead to a decline in the value of your investment in the Fund.

●	Inflation Risk – Higher actual or anticipated inflation may have an adverse effect on corporate profits or consumer spending and result in lower values for securities held by the Fund.

●
Stock Market Risk – The Fund invests in equity securities and therefore is subject to stock market risks and significant fluctuations in value.  The Fund’s investments in equity securities may include common stocks, preferred stocks, securities convertible into common stock, American Depositary Receipts (“ADRs”), rights and warrants.  ADRs are receipts issued by domestic banks or trust companies that represent the deposit of a security of a foreign issuer and are publicly traded in the United States.  Investments in ADRs are subject to certain of the risks associated with investing directly in foreign securities, such as currency fluctuations, political and economic instability, less government regulation, less publicly available information, and differences in financial reporting standards.  Investing in such securities may expose the Fund to additional risk.  Common stock generally is subordinate to preferred stock upon the liquidation or bankruptcy of the issuing company.  Preferred stocks and convertible securities are sensitive to movements in interest rates.  In addition, convertible securities are subject to the risk that the credit standing of the issuer may have an effect on the convertible securities’ investment value.  Investments in rights and warrants may be more speculative than certain other types of investments because rights and warrants do not carry with them dividend or voting rights with respect to the underlying securities, or any rights in the assets of the issuer. In addition, the value of a right or a warrant does not necessarily change with the value of the underlying securities, and a right or a warrant ceases to have value if it is not exercised prior to its expiration date.

●
Security Selection Risk – Securities held by the Fund may not perform as anticipated due to a number of factors impacting the company that issued the securities, such as poor management, weak demand for the company’s products, or the company’s failure to meet earnings expectations.

●
Small and Mid Cap Risk – The Fund may invest in small and mid capitalization companies that may not have the size, resources and other assets of large capitalization companies.  As a result, the securities of small and mid capitalization companies held by the Fund may be subject to greater market risks and fluctuations in value than large capitalization companies or may not correspond to changes in the stock market in general.

Performance:
The bar chart and table that follow illustrate annual Fund returns for period ended December 31, 2012.  This information is intended to give you some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and how the Fund’s average annual returns over time compare with those of a broad measure of market performance, including an additional index that shows how the Fund’s performance compares with the returns of an index of funds with similar investment objectives.  The Adviser Class shares of the Fund did not offer its shares prior to the date of this prospectus.  The return data reflects the performance of the Institutional Class shares of the Fund, which commenced operations on May 2, 2011 and are offered in another prospectus. The performance for the Adviser Class shares would be similar to the performance for the Institutional Class because the shares of each class represent investments in the same portfolio securities.  However, the performance for the Adviser Class shares would be lower than the Institutional Class shares because the Adviser Class shares have higher expenses than the Institutional Class shares. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available on the Fund’s website at www.lkcmfunds.com or by calling the Fund toll-free at 1-800-688-LKCM.

Calendar Year Return as of 12/31 - Institutional Class

During the period shown on the bar chart, the Fund’s best and worst quarters are shown below: Best and Worst Quarterly Returns
11.17%	1 st quarter, 2012
-4.97%	2 nd quarter, 2012

Average Annual Total Returns for Periods Ended December 31, 2012
Average Annual Returns Adviser Class Prospectus LKCM Small-Mid Cap Equity Fund	Label	Average Annual Returns, 1 Year	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date
Institutional Class	Institutional Class Return Before Taxes	9.26%	(1.92%)	May 2, 2011
After Taxes on Distributions Institutional Class	Institutional Class Return After Taxes on Distributions	9.26%	(1.92%)
After Taxes on Distributions and Sale of Fund Shares Institutional Class	Institutional Class Return After Taxes on Distributions and Sale of Fund Shares	6.02%	(1.63%)
Russell 2500�� Index (reflects no deduction for fees, expenses or taxes)	Russell 2500® Index (reflects no deduction for fees, expenses or taxes)	17.88%	1.64%	May 2, 2011
Lipper Small-Cap Core Funds Index (reflects no deduction for taxes)	Lipper Small-Cap Core Funds Index (reflects no deduction for taxes)	15.94%	0.67%	May 2, 2011

After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on your tax situation and may differ from those shown.  In certain cases, the figure representing “Return After Taxes on Distributions and Sale of Fund Shares” may be higher than the other return figures for the same period.  A higher after-tax return results when a capital loss occurs upon redemption and provides an assumed tax deduction that benefits the investor.  In addition, the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans and individual retirement accounts.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	LKCM Small-Mid Cap Equity Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks to maximize long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund:
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2014-04-30
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.  During the most recent fiscal year, the Fund’s portfolio turnover rate was 56% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	56.00%
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The Total Annual Fund Operating Expenses and Total Annual Fund Operating Expenses After Fee Cap and/or Expense Reimbursement for the Fund differ from the Ratio of Expenses to Average Net Assets before and after expense waiver and/or reimbursement found within the "Financial Highlights" section of the prospectus because the audited information in the "Financial Highlights" reflects the operating expenses of the Fund and does not include indirect expenses such as Acquired Fund Fees and Expenses.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
The following example is intended to help you compare the costs of investing in the Fund with the cost of investing in other mutual funds.  The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions your costs would be as follows:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies:
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Fund seeks to achieve its investment objective by investing under normal circumstances at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of small-mid capitalization companies.  The Fund primarily chooses investments that the Adviser believes are likely to have above-average growth in revenue and/or earnings and potential for above-average capital appreciation.  Small-mid capitalization companies are those with market capitalizations at the time of investment between $1 billion and $8 billion.  The Fund is not required to sell equity securities whose market values appreciate or depreciate outside this market capitalization range.

The Fund seeks to invest in the equity securities of high quality companies that typically exhibit certain characteristics, including high profitability levels, strong balance sheet quality, competitive advantages, ability to generate excess cash flows, meaningful management ownership stakes, attractive reinvestment opportunities, strong market share positions, and/or attractive relative valuation.  These equity securities may include common stocks, preferred stocks, securities convertible into common stock, American Depositary Receipts, rights and warrants.

Risk [Heading]	rr_RiskHeading	Principal Risks:
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
The greatest risk of investing in the Fund is that you could lose money.  Investments in the Fund also are subject to the following principal risks:

●
General Market Risk – Factors that affect the stock market in general, such as economic production, interest rate levels, geopolitical events or volatility may negatively affect secondary markets and cause them to experience lower valuations, reduced liquidity, price volatility, credit downgrades, increased likelihood of default and valuation difficulties.  Such factors likely would lead to a decline in the value of your investment in the Fund.

●	Inflation Risk – Higher actual or anticipated inflation may have an adverse effect on corporate profits or consumer spending and result in lower values for securities held by the Fund.

●
Stock Market Risk – The Fund invests in equity securities and therefore is subject to stock market risks and significant fluctuations in value.  The Fund’s investments in equity securities may include common stocks, preferred stocks, securities convertible into common stock, American Depositary Receipts (“ADRs”), rights and warrants.  ADRs are receipts issued by domestic banks or trust companies that represent the deposit of a security of a foreign issuer and are publicly traded in the United States.  Investments in ADRs are subject to certain of the risks associated with investing directly in foreign securities, such as currency fluctuations, political and economic instability, less government regulation, less publicly available information, and differences in financial reporting standards.  Investing in such securities may expose the Fund to additional risk.  Common stock generally is subordinate to preferred stock upon the liquidation or bankruptcy of the issuing company.  Preferred stocks and convertible securities are sensitive to movements in interest rates.  In addition, convertible securities are subject to the risk that the credit standing of the issuer may have an effect on the convertible securities’ investment value.  Investments in rights and warrants may be more speculative than certain other types of investments because rights and warrants do not carry with them dividend or voting rights with respect to the underlying securities, or any rights in the assets of the issuer. In addition, the value of a right or a warrant does not necessarily change with the value of the underlying securities, and a right or a warrant ceases to have value if it is not exercised prior to its expiration date.

●
Security Selection Risk – Securities held by the Fund may not perform as anticipated due to a number of factors impacting the company that issued the securities, such as poor management, weak demand for the company’s products, or the company’s failure to meet earnings expectations.

●
Small and Mid Cap Risk – The Fund may invest in small and mid capitalization companies that may not have the size, resources and other assets of large capitalization companies.  As a result, the securities of small and mid capitalization companies held by the Fund may be subject to greater market risks and fluctuations in value than large capitalization companies or may not correspond to changes in the stock market in general.

Risk Lose Money [Text]	rr_RiskLoseMoney	The greatest risk of investing in the Fund is that you could lose money.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance:
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The bar chart and table that follow illustrate annual Fund returns for period ended December 31, 2012.  This information is intended to give you some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and how the Fund’s average annual returns over time compare with those of a broad measure of market performance, including an additional index that shows how the Fund’s performance compares with the returns of an index of funds with similar investment objectives.  The Adviser Class shares of the Fund did not offer its shares prior to the date of this prospectus.  The return data reflects the performance of the Institutional Class shares of the Fund, which commenced operations on May 2, 2011 and are offered in another prospectus. The performance for the Adviser Class shares would be similar to the performance for the Institutional Class because the shares of each class represent investments in the same portfolio securities.  However, the performance for the Adviser Class shares would be lower than the Institutional Class shares because the Adviser Class shares have higher expenses than the Institutional Class shares. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available on the Fund’s website at www.lkcmfunds.com or by calling the Fund toll-free at 1-800-688-LKCM.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	This information is intended to give you some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and how the Fund's average annual returns over time compare with those of a broad measure of market performance, including an additional index that shows how the Fund's performance compares with the returns of an index of funds with similar investment objectives.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-688-LKCM
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.lkcmfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Return as of 12/31 - Institutional Class
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	During the period shown on the bar chart, the Fund’s best and worst quarters are shown below: Best and Worst Quarterly Returns
11.17%	1 st quarter, 2012
-4.97%	2 nd quarter, 2012

Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarterly Returns
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar 31, 2012
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	11.17%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarterly Returns
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun 30, 2012
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(4.97%)
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on your tax situation and may differ from those shown. In addition, the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans and individual retirement accounts.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	In certain cases, the figure representing "Return After Taxes on Distributions and Sale of Fund Shares" may be higher than the other return figures for the same period.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock
After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on your tax situation and may differ from those shown.  In certain cases, the figure representing “Return After Taxes on Distributions and Sale of Fund Shares” may be higher than the other return figures for the same period.  A higher after-tax return results when a capital loss occurs upon redemption and provides an assumed tax deduction that benefits the investor.  In addition, the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans and individual retirement accounts.

Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns for Periods Ended December 31, 2012
Russell 2500�� Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Russell 2500® Index (reflects no deduction for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	17.88%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	1.64%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	May 2, 2011
Lipper Small-Cap Core Funds Index (reflects no deduction for taxes)
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Lipper Small-Cap Core Funds Index (reflects no deduction for taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	15.94%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	0.67%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	May 2, 2011
Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Annual Return 2012	rr_AnnualReturn2012	9.26%
Label	rr_AverageAnnualReturnLabel	Institutional Class Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	9.26%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	(1.92%)
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	May 2, 2011
Institutional Class | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Institutional Class Return After Taxes on Distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	9.26%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	(1.92%)
Institutional Class | After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Institutional Class Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	6.02%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	(1.63%)
Adviser Class
Risk/Return:	rr_RiskReturnAbstract
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	(1.00%)
Management Fees	rr_ManagementFeesOverAssets	0.75%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.43%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.44%
Fee Cap and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.18%)	[2]
Total Annual Fund Operating Expenses After Fee Cap and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.26%	[1],[2]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	128
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	438
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	770
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,709
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	The Adviser Class shares of the Fund did not offer its shares prior to the date of this prospectus.
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	May 2, 2011

[1]	Acquired Fund Fees and Expenses are indirect fees and expenses that funds incur from investing in the shares of other investment companies, including money market funds ("Acquired Fund(s)"). The Total Annual Fund Operating Expenses and Total Annual Fund Operating Expenses After Fee Cap and/or Expense Reimbursement for the Fund differ from the Ratio of Expenses to Average Net Assets before and after expense waiver and/or reimbursement found within the "Financial Highlights" section of the prospectus because the audited information in the "Financial Highlights" reflects the operating expenses of the Fund and does not include indirect expenses such as Acquired Fund Fees and Expenses.
[2]	Luther King Capital Management Corporation, the Fund's investment adviser, has contractually agreed to cap all or a portion of its management fee and/or reimburse the Fund through April 30, 2014 in order to limit the Fund's Total Annual Fund Operating Expenses After Fee Cap and/or Expense Reimbursement to 1.25%. This expense limitation excludes interest, taxes, brokerage commissions, Acquired Fund Fees and Expenses and extraordinary expenses. The fee reduction and expense reimbursement agreement may be terminated or changed at any time only with the consent of the Board of Trustees.

Adviser Class Prospectus | LKCM Equity Fund
LKCM Equity Fund
Investment Objective:
The Fund seeks to maximize long-term capital appreciation.
Fees and Expenses of the Fund:
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	Adviser Class Prospectus LKCM Equity Fund Adviser Class
Redemption Fee (as a percentage of the amount redeemed on shares held for less than 30 days)	1.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Adviser Class Prospectus LKCM Equity Fund Adviser Class
Management Fees		0.70%
Distribution and Service (12b-1) Fees		0.25%
Other Expenses		0.26%
Acquired Fund Fees and Expenses	[1]	0.01%
Total Annual Fund Operating Expenses		1.22%
Fee Cap and/or Expense Reimbursement	[2]	(0.16%)
Total Annual Fund Operating Expenses After Fee Cap and/or Expense Reimbursement	[1][2]	1.06%
[1]	Acquired Fund Fees and Expenses are indirect fees and expenses that funds incur from investing in the shares of other investment companies, including money market funds ("Acquired Fund(s)"). The Total Annual Fund Operating Expenses and Total Annual Fund Operating Expenses After Fee Cap and/or Expense Reimbursement for the Fund differ from the Ratio of Expenses to Average Net Assets before and after expense waiver and/or reimbursement found within the "Financial Highlights" section of the prospectus because the audited information in the "Financial Highlights" reflects the operating expenses of the Fund and does not include indirect expenses such as Acquired Fund Fees and Expenses.
[2]	Luther King Capital Management Corporation, the Fund's investment adviser, has contractually agreed to cap all or a portion of its management fee and/or reimburse the Fund through April 30, 2014 in order to limit the Fund's Total Annual Fund Operating Expenses After Fee Cap and/or Expense Reimbursement to 1.05%. This expense limitation excludes interest, taxes, brokerage commissions, Acquired Fund Fees and Expenses and extraordinary expenses. The fee reduction and expense reimbursement agreement may be terminated or changed at any time only with the consent of the Board of Trustees.

Example
The following example is intended to help you compare the costs of investing in the Fund with the cost of investing in other mutual funds.  The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions your costs would be as follows:
Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
Adviser Class Prospectus LKCM Equity Fund Adviser Class	108	371	655	1,463

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.  During the most recent fiscal year, the Fund’s portfolio turnover rate was 12% of the average value of its portfolio.

Principal Investment Strategies:
The Fund seeks to achieve its investment objective by investing under normal circumstances at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities.  The Fund primarily invests in companies that the Adviser believes are likely to have above-average growth in revenue and/or earnings, above-average returns on shareholders’ equity, under-leveraged balance sheets, and/or potential for above-average capital appreciation.  The Fund may invest in equity securities of small, mid and large capitalization companies.  It seeks to invest in the equity securities of high quality companies that typically exhibit certain characteristics, including high profitability levels, strong balance sheet quality, competitive advantages, ability to generate excess cash flows, meaningful management ownership stakes, attractive reinvestment opportunities, strong market share positions, and/or attractive relative valuation.  These equity securities may include common stocks, preferred stocks, securities convertible into common stock, American Depositary Receipts (“ADRs”), rights and warrants.

Principal Risks:
The greatest risk of investing in the Fund is that you could lose money.  Investments in the Fund also are subject to the following principal risks:

●
General Market Risk – Factors that affect the stock market in general, such as economic production, interest rate levels, geopolitical events or volatility may negatively affect secondary markets and cause them to experience lower valuations, reduced liquidity, price volatility, credit downgrades, increased likelihood of default and valuation difficulties.  Such factors likely would lead to a decline in the value of your investment in the Fund.

●	Inflation Risk – Higher actual or anticipated inflation may have an adverse effect on corporate profits or consumer spending and result in lower values for securities held by the Fund.

●
Stock Market Risk – The Fund invests in equity securities and therefore is subject to stock market risks and significant fluctuations in value.  The Fund’s investments in equity securities may include common stocks, preferred stocks, securities convertible into common stock, ADRs, rights and warrants.  ADRs are receipts issued by domestic banks or trust companies that represent the deposit of a security of a foreign issuer and are publicly traded in the United States.  Investments in ADRs are subject to certain of the risks associated with investing directly in foreign securities, such as currency fluctuations, political and economic instability, less government regulation, less publicly available information, and differences in financial reporting standards.  Investing in such securities may expose the Fund to additional risk.  Common stock generally is subordinate to preferred stock upon the liquidation or bankruptcy of the issuing company.  Preferred stocks and convertible securities are sensitive to movements in interest rates.  In addition, convertible securities are subject to the risk that the credit standing of the issuer may have an effect on the convertible securities’ investment value.  Investments in rights and warrants may be more speculative than certain other types of investments because rights and warrants do not carry with them dividend or voting rights with respect to the underlying securities, or any rights in the assets of the issuer. In addition, the value of a right or a warrant does not necessarily change with the value of the underlying securities, and a right or a warrant ceases to have value if it is not exercised prior to its expiration date.

●
Security Selection Risk – Securities held by the Fund may not perform as anticipated due to a number of factors impacting the company that issued the securities, such as poor management, weak demand for the company’s products, or the company’s failure to meet earnings expectations.

●
Small and Mid Cap Risk – The Fund may invest in small and mid capitalization companies that may not have the size, resources and other assets of large capitalization companies.  As a result, the securities of small and mid capitalization companies held by the Fund may be subject to greater market risks and fluctuations in value than large capitalization companies or may not correspond to changes in the stock market in general.

Performance:
The bar chart and table that follow illustrate annual Fund returns for periods ended December 31.  This information is intended to give you some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and how the Fund’s average annual returns over time compare with those of a broad measure of market performance, including an additional index that shows how the Fund’s performance compares with the returns of an index of funds with similar investment objectives.  The Adviser Class shares of the Fund did not offer its shares prior to the date of this prospectus.  The return data reflects the performance of the Institutional Class shares of the Fund, which commenced operations on January 3, 1996 and are offered in another prospectus. The performance for the Adviser Class shares would be similar to the performance for the Institutional Class because the shares of each class represent investments in the same portfolio securities.  However, the performance for the Adviser Class shares would be lower than the Institutional Class shares because the Adviser Class shares have higher expenses than the Institutional Class shares. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.  Updated performance information is available on the Fund’s website at www.lkcmfunds.com or by calling the Fund toll-free at 1-800-688-LKCM.

Calendar Year Returns as of 12/31 - Institutional Class

During the period shown on the bar chart, the Fund’s best and worst quarters are shown below: Best and Worst Quarterly Returns
15.36%	2nd quarter, 2009
-20.72%	4th quarter, 2008

Average Annual Total Returns for Periods Ended December 31, 2012
Average Annual Returns Adviser Class Prospectus LKCM Equity Fund	Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years
Institutional Class	Institutional Class Return Before Taxes	15.69%	4.04%	7.83%
After Taxes on Distributions Institutional Class	Institutional Class Return After Taxes on Distributions	15.57%	3.85%	7.53%
After Taxes on Distributions and Sale of Fund Shares Institutional Class	Institutional Class Return After Taxes on Distributions and Sale of Fund Shares	10.36%	3.44%	6.87%
S&P 500�� Index (reflects no deduction for fees, expenses or taxes)	S&P 500 Index® (reflects no deduction for fees, expenses or taxes)	16.00%	1.66%	7.10%
Lipper Large-Cap Core Funds Index (reflects no deduction for taxes)	Lipper Large-Cap Core Funds Index (reflects no deduction for taxes)	15.32%	0.97%	6.13%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on your tax situation and may differ from those shown.  In addition, the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans and individual retirement accounts.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	LKCM Equity Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks to maximize long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund:
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2014-04-30
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.  During the most recent fiscal year, the Fund’s portfolio turnover rate was 12% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	12.00%
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The Total Annual Fund Operating Expenses and Total Annual Fund Operating Expenses After Fee Cap and/or Expense Reimbursement for the Fund differ from the Ratio of Expenses to Average Net Assets before and after expense waiver and/or reimbursement found within the "Financial Highlights" section of the prospectus because the audited information in the "Financial Highlights" reflects the operating expenses of the Fund and does not include indirect expenses such as Acquired Fund Fees and Expenses.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
The following example is intended to help you compare the costs of investing in the Fund with the cost of investing in other mutual funds.  The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions your costs would be as follows:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies:
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Fund seeks to achieve its investment objective by investing under normal circumstances at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities.  The Fund primarily invests in companies that the Adviser believes are likely to have above-average growth in revenue and/or earnings, above-average returns on shareholders’ equity, under-leveraged balance sheets, and/or potential for above-average capital appreciation.  The Fund may invest in equity securities of small, mid and large capitalization companies.  It seeks to invest in the equity securities of high quality companies that typically exhibit certain characteristics, including high profitability levels, strong balance sheet quality, competitive advantages, ability to generate excess cash flows, meaningful management ownership stakes, attractive reinvestment opportunities, strong market share positions, and/or attractive relative valuation.  These equity securities may include common stocks, preferred stocks, securities convertible into common stock, American Depositary Receipts (“ADRs”), rights and warrants.

Risk [Heading]	rr_RiskHeading	Principal Risks:
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
The greatest risk of investing in the Fund is that you could lose money.  Investments in the Fund also are subject to the following principal risks:

●
General Market Risk – Factors that affect the stock market in general, such as economic production, interest rate levels, geopolitical events or volatility may negatively affect secondary markets and cause them to experience lower valuations, reduced liquidity, price volatility, credit downgrades, increased likelihood of default and valuation difficulties.  Such factors likely would lead to a decline in the value of your investment in the Fund.

●	Inflation Risk – Higher actual or anticipated inflation may have an adverse effect on corporate profits or consumer spending and result in lower values for securities held by the Fund.

●
Stock Market Risk – The Fund invests in equity securities and therefore is subject to stock market risks and significant fluctuations in value.  The Fund’s investments in equity securities may include common stocks, preferred stocks, securities convertible into common stock, ADRs, rights and warrants.  ADRs are receipts issued by domestic banks or trust companies that represent the deposit of a security of a foreign issuer and are publicly traded in the United States.  Investments in ADRs are subject to certain of the risks associated with investing directly in foreign securities, such as currency fluctuations, political and economic instability, less government regulation, less publicly available information, and differences in financial reporting standards.  Investing in such securities may expose the Fund to additional risk.  Common stock generally is subordinate to preferred stock upon the liquidation or bankruptcy of the issuing company.  Preferred stocks and convertible securities are sensitive to movements in interest rates.  In addition, convertible securities are subject to the risk that the credit standing of the issuer may have an effect on the convertible securities’ investment value.  Investments in rights and warrants may be more speculative than certain other types of investments because rights and warrants do not carry with them dividend or voting rights with respect to the underlying securities, or any rights in the assets of the issuer. In addition, the value of a right or a warrant does not necessarily change with the value of the underlying securities, and a right or a warrant ceases to have value if it is not exercised prior to its expiration date.

●
Security Selection Risk – Securities held by the Fund may not perform as anticipated due to a number of factors impacting the company that issued the securities, such as poor management, weak demand for the company’s products, or the company’s failure to meet earnings expectations.

●
Small and Mid Cap Risk – The Fund may invest in small and mid capitalization companies that may not have the size, resources and other assets of large capitalization companies.  As a result, the securities of small and mid capitalization companies held by the Fund may be subject to greater market risks and fluctuations in value than large capitalization companies or may not correspond to changes in the stock market in general.

Risk Lose Money [Text]	rr_RiskLoseMoney	The greatest risk of investing in the Fund is that you could lose money.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance:
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The bar chart and table that follow illustrate annual Fund returns for periods ended December 31.  This information is intended to give you some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and how the Fund’s average annual returns over time compare with those of a broad measure of market performance, including an additional index that shows how the Fund’s performance compares with the returns of an index of funds with similar investment objectives.  The Adviser Class shares of the Fund did not offer its shares prior to the date of this prospectus.  The return data reflects the performance of the Institutional Class shares of the Fund, which commenced operations on January 3, 1996 and are offered in another prospectus. The performance for the Adviser Class shares would be similar to the performance for the Institutional Class because the shares of each class represent investments in the same portfolio securities.  However, the performance for the Adviser Class shares would be lower than the Institutional Class shares because the Adviser Class shares have higher expenses than the Institutional Class shares. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.  Updated performance information is available on the Fund’s website at www.lkcmfunds.com or by calling the Fund toll-free at 1-800-688-LKCM.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	This information is intended to give you some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and how the Fund's average annual returns over time compare with those of a broad measure of market performance, including an additional index that shows how the Fund's performance compares with the returns of an index of funds with similar investment objectives.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-688-LKCM
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.lkcmfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Returns as of 12/31 - Institutional Class
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	During the period shown on the bar chart, the Fund’s best and worst quarters are shown below: Best and Worst Quarterly Returns
15.36%	2nd quarter, 2009
-20.72%	4th quarter, 2008

Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarterly Returns
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	15.36%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarterly Returns
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(20.72%)
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on your tax situation and may differ from those shown. In addition, the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans and individual retirement accounts.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock
After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on your tax situation and may differ from those shown.  In addition, the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans and individual retirement accounts.

Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns for Periods Ended December 31, 2012
S&P 500�� Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	S&P 500 Index® (reflects no deduction for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	16.00%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	1.66%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	7.10%
Lipper Large-Cap Core Funds Index (reflects no deduction for taxes)
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Lipper Large-Cap Core Funds Index (reflects no deduction for taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	15.32%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	0.97%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	6.13%
Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Annual Return 2003	rr_AnnualReturn2003	23.38%
Annual Return 2004	rr_AnnualReturn2004	7.88%
Annual Return 2005	rr_AnnualReturn2005	4.80%
Annual Return 2006	rr_AnnualReturn2006	12.65%
Annual Return 2007	rr_AnnualReturn2007	10.96%
Annual Return 2008	rr_AnnualReturn2008	(31.80%)
Annual Return 2009	rr_AnnualReturn2009	27.01%
Annual Return 2010	rr_AnnualReturn2010	17.77%
Annual Return 2011	rr_AnnualReturn2011	3.30%
Annual Return 2012	rr_AnnualReturn2012	15.69%
Label	rr_AverageAnnualReturnLabel	Institutional Class Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	15.69%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	4.04%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	7.83%
Institutional Class | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Institutional Class Return After Taxes on Distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	15.57%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	3.85%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	7.53%
Institutional Class | After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Institutional Class Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	10.36%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	3.44%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	6.87%
Adviser Class
Risk/Return:	rr_RiskReturnAbstract
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	(1.00%)
Management Fees	rr_ManagementFeesOverAssets	0.70%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.26%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.22%
Fee Cap and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.16%)	[2]
Total Annual Fund Operating Expenses After Fee Cap and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.06%	[1],[2]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	108
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	371
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	655
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,463
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	The Adviser Class shares of the Fund did not offer its shares prior to the date of this prospectus.

[1]	Acquired Fund Fees and Expenses are indirect fees and expenses that funds incur from investing in the shares of other investment companies, including money market funds ("Acquired Fund(s)"). The Total Annual Fund Operating Expenses and Total Annual Fund Operating Expenses After Fee Cap and/or Expense Reimbursement for the Fund differ from the Ratio of Expenses to Average Net Assets before and after expense waiver and/or reimbursement found within the "Financial Highlights" section of the prospectus because the audited information in the "Financial Highlights" reflects the operating expenses of the Fund and does not include indirect expenses such as Acquired Fund Fees and Expenses.
[2]	Luther King Capital Management Corporation, the Fund's investment adviser, has contractually agreed to cap all or a portion of its management fee and/or reimburse the Fund through April 30, 2014 in order to limit the Fund's Total Annual Fund Operating Expenses After Fee Cap and/or Expense Reimbursement to 1.05%. This expense limitation excludes interest, taxes, brokerage commissions, Acquired Fund Fees and Expenses and extraordinary expenses. The fee reduction and expense reimbursement agreement may be terminated or changed at any time only with the consent of the Board of Trustees.

LKCM Aquinas Small Cap Fund
LKCM Aquinas Small Cap Fund
Investment Objective:
The Fund seeks to maximize long-term capital appreciation, while incorporating Catholic values investing principles in the investment process.
Fees and Expenses of the Fund:
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	LKCM Aquinas Small Cap Fund
Redemption Fee (as a percentage of the amount redeemed on shares held for less than 30 days)	1.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		LKCM Aquinas Small Cap Fund
Management Fees		1.00%
Distribution and Service (12b-1) Fees		0.25%
Other Expenses		1.07%
Acquired Fund Fees and Expenses	[1]	0.01%
Total Annual Fund Operating Expenses		2.33%
Fee Cap and/or Expense Reimbursement	[2]	(0.82%)
Total Annual Fund Operating Expenses After Fee Cap and/or Expense Reimbursement	[1][2]	1.51%
[1]	Acquired Fund Fees and Expenses are indirect fees and expenses that funds incur from investing in the shares of other investment companies, including money market funds ("Acquired Fund(s)"). The Total Annual Fund Operating Expenses and Total Annual Fund Operating Expenses After Fee Cap and/or Expense Reimbursement for the Fund differ from the Ratio of Expenses to Average Net Assets before and after expense waiver and/or reimbursement found within the "Financial Highlights" section of the prospectus because the audited information in the "Financial Highlights" reflects the operating expenses of the Fund and does not include indirect expenses such as Acquired Fund Fees and Expenses.
[2]	Luther King Capital Management Corporation, the Fund's investment adviser, has contractually agreed to cap all or a portion of its management fee and/or reimburse the Fund through April 30, 2014 in order to limit the Fund's Total Annual Fund Operating Expenses After Fee Cap and/or Expense Reimbursement to 1.50%. This expense limitation excludes interest, taxes, brokerage commissions, Acquired Fund Fees and Expenses and extraordinary expenses. The fee reduction and expense reimbursement agreement may be terminated or changed at any time only with the consent of the Board of Trustees.

Example
The following example is intended to help you compare the costs of investing in the Fund with the cost of investing in other mutual funds.  The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions your costs would be as follows:
Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
LKCM Aquinas Small Cap Fund	154	649	1,171	2,603

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.  During the most recent fiscal year, the Fund’s portfolio turnover rate was 82% of the average value of its portfolio.

Principal Investment Strategies:
The Fund seeks to achieve its investment objective by investing under normal circumstances at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of smaller companies.  The Fund primarily chooses investments that the Adviser believes are likely to have above-average growth in revenue and/or earnings and potential for above-average capital appreciation.  Smaller companies are those with market capitalizations at the time of investment between $400 million and $3 billion.  The Fund is not required to sell equity securities whose market values appreciate or depreciate outside this market capitalization range.

The Fund seeks to invest in the equity securities of high quality companies that typically exhibit certain characteristics, including high profitability levels, strong balance sheet quality, competitive advantages, ability to generate excess cash flows, meaningful management ownership stakes, attractive reinvestment opportunities, strong market share positions, and/or attractive relative valuation.  These equity securities may include common stocks, preferred stocks, securities convertible into common stock, American Depositary Receipts, rights and warrants.

The Fund practices socially responsible investing within the framework provided by the United States Conference of Catholic Bishops’ Socially Responsible Investing Guidelines (“Guidelines”).  The Fund’s investment approach incorporates the Guidelines through a combination of screening portfolio companies based on criteria set forth in the Guidelines, dialogue with companies whose policies and practices conflict with the Guidelines, and potentially excluding from the Fund’s portfolio the securities of those companies that are unwilling to alter their policies and practices over a reasonable period of time.  The Adviser monitors companies selected for the Fund for policies on various issues contemplated by the Guidelines.  If the Fund invests in a company whose policies and practices are inconsistent with the Guidelines, the Adviser may attempt to influence the company or sell the company’s securities or otherwise exclude future investments in such company.

Principal Risks:
The greatest risk of investing in the Fund is that you could lose money.  Investments in the Fund also are subject to the following principal risks:

●
General Market Risk – Factors that affect the stock market in general, such as economic production, interest rate levels, geopolitical events or volatility may negatively affect secondary markets and cause them to experience lower valuations, reduced liquidity, price volatility, credit downgrades, increased likelihood of default and valuation difficulties.  Such factors likely would lead to a decline in the value of your investment in the Fund.

●
Catholic Values Investing Risk – Since the Fund practices socially responsible investing within the framework provided by the United States Conference of Catholic Bishops’ guidelines, the Fund may forego a profitable investment opportunity or sell a security when it may be disadvantageous to do so.

●	Inflation Risk – Higher actual or anticipated inflation may have an adverse effect on corporate profits or consumer spending and result in lower values for securities held by the Fund.

●
Stock Market Risk – The Fund invests in equity securities and therefore is subject to stock market risks and significant fluctuations in value.  The Fund’s investments in equity securities may include common stocks, preferred stocks, securities convertible into common stock, American Depositary Receipts (“ADRs”), rights and warrants.  ADRs are receipts issued by domestic banks or trust companies that represent the deposit of a security of a foreign issuer and are publicly traded in the United States.  Investments in ADRs are subject to certain of the risks associated with investing directly in foreign securities, such as currency fluctuations, political and economic instability, less government regulation, less publicly available information, and differences in financial reporting standards.  Investing in such securities may expose the Fund to additional risk.  Common stock generally is subordinate to preferred stock upon the liquidation or bankruptcy of the issuing company.  Preferred stocks and convertible securities are sensitive to movements in interest rates.  In addition, convertible securities are subject to the risk that the credit standing of the issuer may have an effect on the convertible securities’ investment value.  Investments in rights and warrants may be more speculative than certain other types of investments because rights and warrants do not carry with them dividend or voting rights with respect to the underlying securities, or any rights in the assets of the issuer. In addition, the value of a right or a warrant does not necessarily change with the value of the underlying securities, and a right or a warrant ceases to have value if it is not exercised prior to its expiration date.

●
Security Selection Risk – Securities held by the Fund may not perform as anticipated due to a number of factors impacting the company that issued the securities, such as poor management, weak demand for the company’s products, or the company’s failure to meet earnings expectations.

●
Small-Cap Risk – The Fund may invest in small capitalization companies that may not have the size, resources and other assets of mid or large capitalization companies.  As a result, the securities of small capitalization companies held by the Fund may be subject to greater market risks and fluctuations in value than mid or large capitalization companies or may not correspond to changes in the stock market in general.

Performance:
The bar chart and table that follow illustrate annual Fund returns for periods ended December 31.  This information is intended to give you some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and how the Fund’s average annual returns over time compare with those of a broad measure of market performance, including an additional index that shows how the Fund’s performance compares with the returns of an index of funds with similar investment objectives. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.  Updated performance information is available on the Fund’s website at www.aquinasfunds.com or by calling the Fund toll-free at 1-800-423-6369.

Calendar Year Returns as of 12/31

During the period shown on the bar chart, the Fund’s best and worst quarters are shown below: Best and Worst Quarterly Returns
18.68%	2nd quarter, 2009
-27.30%	4th quarter, 2008

Average Annual Total Returns for Periods Ended December 31, 2012
Average Annual Returns	Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date
LKCM Aquinas Small Cap Fund	Return Before Taxes	8.16%	4.23%	5.03%	Jul 11, 2005
LKCM Aquinas Small Cap Fund After Taxes on Distributions	Return After Taxes on Distributions	6.91%	3.99%	4.83%
LKCM Aquinas Small Cap Fund After Taxes on Distributions and Sale of Fund Shares	Return After Taxes on Distributions and Sale of Fund Shares	6.91%	3.63%	4.36%
LKCM Aquinas Small Cap Fund Russell 2000�� Index (reflects no deduction for fees, expenses or taxes)	Russell 2000 Index® (reflects no deduction for fees, expenses or taxes)	16.35%	3.56%	4.79%	Jul 11, 2005
LKCM Aquinas Small Cap Fund Lipper Small-Cap Core Funds Index (reflects no deduction for taxes)	Lipper Small-Cap Core Funds Index (reflects no deduction for taxes)	15.94%	3.96%	5.72%	Jul 11, 2005

After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on your tax situation and may differ from those shown.  In addition, the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans and individual retirement accounts.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	LKCM Aquinas Small Cap Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks to maximize long-term capital appreciation, while incorporating Catholic values investing principles in the investment process.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund:
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2014-04-30
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.  During the most recent fiscal year, the Fund’s portfolio turnover rate was 82% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	82.00%
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The Total Annual Fund Operating Expenses and Total Annual Fund Operating Expenses After Fee Cap and/or Expense Reimbursement for the Fund differ from the Ratio of Expenses to Average Net Assets before and after expense waiver and/or reimbursement found within the "Financial Highlights" section of the prospectus because the audited information in the "Financial Highlights" reflects the operating expenses of the Fund and does not include indirect expenses such as Acquired Fund Fees and Expenses.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
The following example is intended to help you compare the costs of investing in the Fund with the cost of investing in other mutual funds.  The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions your costs would be as follows:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies:
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Fund seeks to achieve its investment objective by investing under normal circumstances at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of smaller companies.  The Fund primarily chooses investments that the Adviser believes are likely to have above-average growth in revenue and/or earnings and potential for above-average capital appreciation.  Smaller companies are those with market capitalizations at the time of investment between $400 million and $3 billion.  The Fund is not required to sell equity securities whose market values appreciate or depreciate outside this market capitalization range.

The Fund seeks to invest in the equity securities of high quality companies that typically exhibit certain characteristics, including high profitability levels, strong balance sheet quality, competitive advantages, ability to generate excess cash flows, meaningful management ownership stakes, attractive reinvestment opportunities, strong market share positions, and/or attractive relative valuation.  These equity securities may include common stocks, preferred stocks, securities convertible into common stock, American Depositary Receipts, rights and warrants.

The Fund practices socially responsible investing within the framework provided by the United States Conference of Catholic Bishops’ Socially Responsible Investing Guidelines (“Guidelines”).  The Fund’s investment approach incorporates the Guidelines through a combination of screening portfolio companies based on criteria set forth in the Guidelines, dialogue with companies whose policies and practices conflict with the Guidelines, and potentially excluding from the Fund’s portfolio the securities of those companies that are unwilling to alter their policies and practices over a reasonable period of time.  The Adviser monitors companies selected for the Fund for policies on various issues contemplated by the Guidelines.  If the Fund invests in a company whose policies and practices are inconsistent with the Guidelines, the Adviser may attempt to influence the company or sell the company’s securities or otherwise exclude future investments in such company.

Risk [Heading]	rr_RiskHeading	Principal Risks:
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
The greatest risk of investing in the Fund is that you could lose money.  Investments in the Fund also are subject to the following principal risks:

●
General Market Risk – Factors that affect the stock market in general, such as economic production, interest rate levels, geopolitical events or volatility may negatively affect secondary markets and cause them to experience lower valuations, reduced liquidity, price volatility, credit downgrades, increased likelihood of default and valuation difficulties.  Such factors likely would lead to a decline in the value of your investment in the Fund.

●
Catholic Values Investing Risk – Since the Fund practices socially responsible investing within the framework provided by the United States Conference of Catholic Bishops’ guidelines, the Fund may forego a profitable investment opportunity or sell a security when it may be disadvantageous to do so.

●	Inflation Risk – Higher actual or anticipated inflation may have an adverse effect on corporate profits or consumer spending and result in lower values for securities held by the Fund.

●
Stock Market Risk – The Fund invests in equity securities and therefore is subject to stock market risks and significant fluctuations in value.  The Fund’s investments in equity securities may include common stocks, preferred stocks, securities convertible into common stock, American Depositary Receipts (“ADRs”), rights and warrants.  ADRs are receipts issued by domestic banks or trust companies that represent the deposit of a security of a foreign issuer and are publicly traded in the United States.  Investments in ADRs are subject to certain of the risks associated with investing directly in foreign securities, such as currency fluctuations, political and economic instability, less government regulation, less publicly available information, and differences in financial reporting standards.  Investing in such securities may expose the Fund to additional risk.  Common stock generally is subordinate to preferred stock upon the liquidation or bankruptcy of the issuing company.  Preferred stocks and convertible securities are sensitive to movements in interest rates.  In addition, convertible securities are subject to the risk that the credit standing of the issuer may have an effect on the convertible securities’ investment value.  Investments in rights and warrants may be more speculative than certain other types of investments because rights and warrants do not carry with them dividend or voting rights with respect to the underlying securities, or any rights in the assets of the issuer. In addition, the value of a right or a warrant does not necessarily change with the value of the underlying securities, and a right or a warrant ceases to have value if it is not exercised prior to its expiration date.

●
Security Selection Risk – Securities held by the Fund may not perform as anticipated due to a number of factors impacting the company that issued the securities, such as poor management, weak demand for the company’s products, or the company’s failure to meet earnings expectations.

●
Small-Cap Risk – The Fund may invest in small capitalization companies that may not have the size, resources and other assets of mid or large capitalization companies.  As a result, the securities of small capitalization companies held by the Fund may be subject to greater market risks and fluctuations in value than mid or large capitalization companies or may not correspond to changes in the stock market in general.

Risk Lose Money [Text]	rr_RiskLoseMoney	The greatest risk of investing in the Fund is that you could lose money.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance:
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The bar chart and table that follow illustrate annual Fund returns for periods ended December 31.  This information is intended to give you some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and how the Fund’s average annual returns over time compare with those of a broad measure of market performance, including an additional index that shows how the Fund’s performance compares with the returns of an index of funds with similar investment objectives. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.  Updated performance information is available on the Fund’s website at www.aquinasfunds.com or by calling the Fund toll-free at 1-800-423-6369.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	This information is intended to give you some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and how the Fund's average annual returns over time compare with those of a broad measure of market performance, including an additional index that shows how the Fund's performance compares with the returns of an index of funds with similar investment objectives.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-423-6369
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.aquinasfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Returns as of 12/31
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	During the period shown on the bar chart, the Fund’s best and worst quarters are shown below: Best and Worst Quarterly Returns
18.68%	2nd quarter, 2009
-27.30%	4th quarter, 2008

Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarterly Returns
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	18.68%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarterly Returns
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(27.30%)
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on your tax situation and may differ from those shown. In addition, the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans and individual retirement accounts.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock
After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on your tax situation and may differ from those shown.  In addition, the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans and individual retirement accounts.

Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns for Periods Ended December 31, 2012
Russell 2000�� Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Russell 2000 Index® (reflects no deduction for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	16.35%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	3.56%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	4.79%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Jul 11, 2005
Lipper Small-Cap Core Funds Index (reflects no deduction for taxes)
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Lipper Small-Cap Core Funds Index (reflects no deduction for taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	15.94%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	3.96%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	5.72%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Jul 11, 2005
LKCM Aquinas Small Cap Fund
Risk/Return:	rr_RiskReturnAbstract
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	(1.00%)
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	1.07%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.33%
Fee Cap and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.82%)	[2]
Total Annual Fund Operating Expenses After Fee Cap and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.51%	[1],[2]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	154
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	649
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,171
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,603
Annual Return 2006	rr_AnnualReturn2006	13.06%
Annual Return 2007	rr_AnnualReturn2007	0.08%
Annual Return 2008	rr_AnnualReturn2008	(37.64%)
Annual Return 2009	rr_AnnualReturn2009	30.27%
Annual Return 2010	rr_AnnualReturn2010	34.67%
Annual Return 2011	rr_AnnualReturn2011	3.96%
Annual Return 2012	rr_AnnualReturn2012	8.16%
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	8.16%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	4.23%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	5.03%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Jul 11, 2005
LKCM Aquinas Small Cap Fund | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	6.91%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	3.99%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	4.83%
LKCM Aquinas Small Cap Fund | After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	6.91%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	3.63%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	4.36%

[1]	Acquired Fund Fees and Expenses are indirect fees and expenses that funds incur from investing in the shares of other investment companies, including money market funds ("Acquired Fund(s)"). The Total Annual Fund Operating Expenses and Total Annual Fund Operating Expenses After Fee Cap and/or Expense Reimbursement for the Fund differ from the Ratio of Expenses to Average Net Assets before and after expense waiver and/or reimbursement found within the "Financial Highlights" section of the prospectus because the audited information in the "Financial Highlights" reflects the operating expenses of the Fund and does not include indirect expenses such as Acquired Fund Fees and Expenses.
[2]	Luther King Capital Management Corporation, the Fund's investment adviser, has contractually agreed to cap all or a portion of its management fee and/or reimburse the Fund through April 30, 2014 in order to limit the Fund's Total Annual Fund Operating Expenses After Fee Cap and/or Expense Reimbursement to 1.50%. This expense limitation excludes interest, taxes, brokerage commissions, Acquired Fund Fees and Expenses and extraordinary expenses. The fee reduction and expense reimbursement agreement may be terminated or changed at any time only with the consent of the Board of Trustees.

LKCM Aquinas Value Fund
LKCM Aquinas Value Fund
Investment Objective:
The Fund seeks to maximize long-term capital appreciation, while incorporating Catholic values investing principles in the investment process.
Fees and Expenses of the Fund:
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	LKCM Aquinas Value Fund
Redemption Fee (as a percentage of the amount redeemed on shares held for less than 30 days)	1.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		LKCM Aquinas Value Fund
Management Fees		0.90%
Distribution and Service (12b-1) Fees		0.25%
Other Expenses		0.39%
Total Annual Fund Operating Expenses		1.54%
Fee Cap and/or Expense Reimbursement	[1]	(0.04%)
Total Annual Fund Operating Expenses After Fee Cap and/or Expense Reimbursement	[1]	1.50%
[1]	Luther King Capital Management Corporation, the Fund's investment adviser, has contractually agreed to cap all or a portion of its management fee and/or reimburse the Fund through April 30, 2014 in order to limit the Fund's Total Annual Fund Operating Expenses After Fee Cap and/or Expense Reimbursement to 1.50%. This expense limitation excludes interest, taxes, brokerage commissions, fees and expenses related to investments in other investment companies, including money market funds, and extraordinary expenses. The fee reduction and expense reimbursement agreement may be terminated or changed at any time only with the consent of the Board of Trustees.

Example
The following example is intended to help you compare the costs of investing in the Fund with the cost of investing in other mutual funds.  The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions your costs would be as follows:
Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
LKCM Aquinas Value Fund	153	483	836	1,831

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.  During the most recent fiscal year, the Fund’s portfolio turnover rate was 28% of the average value of its portfolio.

Principal Investment Strategies:
The Fund seeks to achieve its investment objective by investing under normal circumstances in equity securities of companies which the Adviser believes to be undervalued relative to a company’s earnings.  The Adviser’s primary strategy in managing the Fund is to select securities that generally have below average price to earnings ratios, low price to cash flow characteristics, attractive dividend yields and/or lower price to book value ratios than the overall market.

The Fund seeks to invest in the equity securities of high quality companies that typically exhibit certain characteristics, including high profitability levels, strong balance sheet quality, competitive advantages, ability to generate excess cash flows, meaningful management ownership stakes, attractive reinvestment opportunities, strong market share positions, and/or attractive relative valuation.  These equity securities may include common stocks, preferred stocks, securities convertible into common stock, American Depositary Receipts, rights and warrants.  The Fund may invest in equity securities of small, mid and large capitalization companies.

The Fund practices socially responsible investing within the framework provided by the United States Conference of Catholic Bishops’ Socially Responsible Investing Guidelines (“Guidelines”).  The Fund’s investment approach incorporates the Guidelines through a combination of screening portfolio companies based on criteria set forth in the Guidelines, dialogue with companies whose policies and practices conflict with the Guidelines, and potentially excluding from the Fund’s portfolio the securities of those companies that are unwilling to alter their policies and practices over a reasonable period of time.  The Adviser monitors companies selected for the Fund for policies on various issues contemplated by the Guidelines.  If the Fund invests in a company whose policies and practices are inconsistent with the Guidelines, the Adviser may attempt to influence the company or sell the company’s securities or otherwise exclude future investments in such company.

Principal Risks:
The greatest risk of investing in the Fund is that you could lose money.  Investments in the Fund also are subject to the following principal risks:

●
General Market Risk – Factors that affect the stock market in general, such as economic production, interest rate levels, geopolitical events or volatility may negatively affect secondary markets and cause them to experience lower valuations, reduced liquidity, price volatility, credit downgrades, increased likelihood of default and valuation difficulties.  Such factors likely would lead to a decline in the value of your investment in the Fund.

●
Catholic Values Investing Risk – Since the Fund practices socially responsible investing within the framework provided by the United States Conference of Catholic Bishops’ guidelines, the Fund may forego a profitable investment opportunity or sell a security when it may be disadvantageous to do so.

●	Inflation Risk – Higher actual or anticipated inflation may have an adverse effect on corporate profits or consumer spending and result in lower values for securities held by the Fund.

●
Stock Market Risk – The Fund invests in equity securities and therefore is subject to stock market risks and significant fluctuations in value.  The Fund’s investments in equity securities may include common stocks, preferred stocks, securities convertible into common stock, American Depositary Receipts, rights and warrants.  ADRs are receipts issued by domestic banks or trust companies that represent the deposit of a security of a foreign issuer and are publicly traded in the United States.  Investments in ADRs are subject to certain of the risks associated with investing directly in foreign securities, such as currency fluctuations, political and economic instability, less government regulation, less publicly available information, and differences in financial reporting standards.  Investing in such securities may expose the Fund to additional risk.  Common stock generally is subordinate to preferred stock upon the liquidation or bankruptcy of the issuing company.  Preferred stocks and convertible securities are sensitive to movements in interest rates.  In addition, convertible securities are subject to the risk that the credit standing of the issuer may have an effect on the convertible securities’ investment value.  Investments in rights and warrants may be more speculative than certain other types of investments because rights and warrants do not carry with them dividend or voting rights with respect to the underlying securities, or any rights in the assets of the issuer. In addition, the value of a right or a warrant does not necessarily change with the value of the underlying securities, and a right or a warrant ceases to have value if it is not exercised prior to its expiration date.

●
Security Selection Risk – Securities held by the Fund may not perform as anticipated due to a number of factors impacting the company that issued the securities, such as poor management, weak demand for the company’s products, or the company’s failure to meet earnings expectations.

●
Value Investing Risk – The Fund may incorrectly assess the value of portfolio companies or stocks selected for the Fund may not reach their anticipated full value.  In addition, value funds may not perform as well as other funds when this style is out of favor with investors.

●
Small and Mid Cap Risk – The Fund may invest in small and mid capitalization companies that may not have the size, resources and other assets of large capitalization companies.  As a result, the securities of small and mid capitalization companies held by the Fund may be subject to greater market risks and fluctuations in value than large capitalization companies or may not correspond to changes in the stock market in general.

Performance:
The bar chart and table that follow illustrate annual Fund returns for periods ended December 31.  This information is intended to give you some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and how the Fund’s average annual returns over time compare with those of a broad measure of market performance, including an additional index that shows how the Fund’s performance compares with the returns of an index of funds with similar investment objectives.  The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.  Updated performance information is available on the Fund’s website at www.aquinasfunds.com or by calling the Fund toll-free at 1-800-423-6369.

Calendar Year Returns as of 12/31

During the period shown on the bar chart, the Fund’s best and worst quarters are shown below: Best and Worst Quarterly Returns
16.73%	2nd quarter, 2009
-27.46%	4th quarter, 2008

Average Annual Total Returns for Periods Ended December 31, 2012
Average Annual Returns	Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date
LKCM Aquinas Value Fund	Return Before Taxes	12.01%	1.90%	4.79%	Jul 11, 2005
LKCM Aquinas Value Fund After Taxes on Distributions	Return After Taxes on Distributions	11.93%	1.87%	4.43%
LKCM Aquinas Value Fund After Taxes on Distributions and Sale of Fund Shares	Return After Taxes on Distributions and Sale of Fund Shares	7.91%	1.62%	4.11%
LKCM Aquinas Value Fund Russell 1000�� Value Index (reflects no deduction for fees, expenses or taxes)	Russell 1000® Value Index (reflects no deduction for fees, expenses or taxes)	17.51%	0.59%	3.58%	Jul 11, 2005
LKCM Aquinas Value Fund Lipper Large-Cap Value Funds Index (reflects no deduction for taxes)	Lipper Large-Cap Value Funds Index (reflects no deduction for taxes)	15.87%	0.17%	3.49%	Jul 11, 2005

After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on your tax situation and may differ from those shown.  In addition, the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans and individual retirement accounts.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	LKCM Aquinas Value Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks to maximize long-term capital appreciation, while incorporating Catholic values investing principles in the investment process.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund:
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2014-04-30
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.  During the most recent fiscal year, the Fund’s portfolio turnover rate was 28% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	28.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
The following example is intended to help you compare the costs of investing in the Fund with the cost of investing in other mutual funds.  The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions your costs would be as follows:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies:
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Fund seeks to achieve its investment objective by investing under normal circumstances in equity securities of companies which the Adviser believes to be undervalued relative to a company’s earnings.  The Adviser’s primary strategy in managing the Fund is to select securities that generally have below average price to earnings ratios, low price to cash flow characteristics, attractive dividend yields and/or lower price to book value ratios than the overall market.

The Fund seeks to invest in the equity securities of high quality companies that typically exhibit certain characteristics, including high profitability levels, strong balance sheet quality, competitive advantages, ability to generate excess cash flows, meaningful management ownership stakes, attractive reinvestment opportunities, strong market share positions, and/or attractive relative valuation.  These equity securities may include common stocks, preferred stocks, securities convertible into common stock, American Depositary Receipts, rights and warrants.  The Fund may invest in equity securities of small, mid and large capitalization companies.

The Fund practices socially responsible investing within the framework provided by the United States Conference of Catholic Bishops’ Socially Responsible Investing Guidelines (“Guidelines”).  The Fund’s investment approach incorporates the Guidelines through a combination of screening portfolio companies based on criteria set forth in the Guidelines, dialogue with companies whose policies and practices conflict with the Guidelines, and potentially excluding from the Fund’s portfolio the securities of those companies that are unwilling to alter their policies and practices over a reasonable period of time.  The Adviser monitors companies selected for the Fund for policies on various issues contemplated by the Guidelines.  If the Fund invests in a company whose policies and practices are inconsistent with the Guidelines, the Adviser may attempt to influence the company or sell the company’s securities or otherwise exclude future investments in such company.

Risk [Heading]	rr_RiskHeading	Principal Risks:
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
The greatest risk of investing in the Fund is that you could lose money.  Investments in the Fund also are subject to the following principal risks:

●
General Market Risk – Factors that affect the stock market in general, such as economic production, interest rate levels, geopolitical events or volatility may negatively affect secondary markets and cause them to experience lower valuations, reduced liquidity, price volatility, credit downgrades, increased likelihood of default and valuation difficulties.  Such factors likely would lead to a decline in the value of your investment in the Fund.

●
Catholic Values Investing Risk – Since the Fund practices socially responsible investing within the framework provided by the United States Conference of Catholic Bishops’ guidelines, the Fund may forego a profitable investment opportunity or sell a security when it may be disadvantageous to do so.

●	Inflation Risk – Higher actual or anticipated inflation may have an adverse effect on corporate profits or consumer spending and result in lower values for securities held by the Fund.

●
Stock Market Risk – The Fund invests in equity securities and therefore is subject to stock market risks and significant fluctuations in value.  The Fund’s investments in equity securities may include common stocks, preferred stocks, securities convertible into common stock, American Depositary Receipts, rights and warrants.  ADRs are receipts issued by domestic banks or trust companies that represent the deposit of a security of a foreign issuer and are publicly traded in the United States.  Investments in ADRs are subject to certain of the risks associated with investing directly in foreign securities, such as currency fluctuations, political and economic instability, less government regulation, less publicly available information, and differences in financial reporting standards.  Investing in such securities may expose the Fund to additional risk.  Common stock generally is subordinate to preferred stock upon the liquidation or bankruptcy of the issuing company.  Preferred stocks and convertible securities are sensitive to movements in interest rates.  In addition, convertible securities are subject to the risk that the credit standing of the issuer may have an effect on the convertible securities’ investment value.  Investments in rights and warrants may be more speculative than certain other types of investments because rights and warrants do not carry with them dividend or voting rights with respect to the underlying securities, or any rights in the assets of the issuer. In addition, the value of a right or a warrant does not necessarily change with the value of the underlying securities, and a right or a warrant ceases to have value if it is not exercised prior to its expiration date.

●
Security Selection Risk – Securities held by the Fund may not perform as anticipated due to a number of factors impacting the company that issued the securities, such as poor management, weak demand for the company’s products, or the company’s failure to meet earnings expectations.

●
Value Investing Risk – The Fund may incorrectly assess the value of portfolio companies or stocks selected for the Fund may not reach their anticipated full value.  In addition, value funds may not perform as well as other funds when this style is out of favor with investors.

●
Small and Mid Cap Risk – The Fund may invest in small and mid capitalization companies that may not have the size, resources and other assets of large capitalization companies.  As a result, the securities of small and mid capitalization companies held by the Fund may be subject to greater market risks and fluctuations in value than large capitalization companies or may not correspond to changes in the stock market in general.

Risk Lose Money [Text]	rr_RiskLoseMoney	The greatest risk of investing in the Fund is that you could lose money.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance:
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The bar chart and table that follow illustrate annual Fund returns for periods ended December 31.  This information is intended to give you some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and how the Fund’s average annual returns over time compare with those of a broad measure of market performance, including an additional index that shows how the Fund’s performance compares with the returns of an index of funds with similar investment objectives.  The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.  Updated performance information is available on the Fund’s website at www.aquinasfunds.com or by calling the Fund toll-free at 1-800-423-6369.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	This information is intended to give you some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and how the Fund's average annual returns over time compare with those of a broad measure of market performance, including an additional index that shows how the Fund's performance compares with the returns of an index of funds with similar investment objectives.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-423-6369
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.aquinasfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Returns as of 12/31
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	During the period shown on the bar chart, the Fund’s best and worst quarters are shown below: Best and Worst Quarterly Returns
16.73%	2nd quarter, 2009
-27.46%	4th quarter, 2008

Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarterly Returns
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	16.73%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarterly Returns
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(27.46%)
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on your tax situation and may differ from those shown. In addition, the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans and individual retirement accounts.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock
After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on your tax situation and may differ from those shown.  In addition, the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans and individual retirement accounts.

Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns for Periods Ended December 31, 2012
Russell 1000�� Value Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Russell 1000® Value Index (reflects no deduction for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	17.51%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	0.59%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	3.58%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Jul 11, 2005
Lipper Large-Cap Value Funds Index (reflects no deduction for taxes)
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Lipper Large-Cap Value Funds Index (reflects no deduction for taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	15.87%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	0.17%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	3.49%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Jul 11, 2005
LKCM Aquinas Value Fund
Risk/Return:	rr_RiskReturnAbstract
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	(1.00%)
Management Fees	rr_ManagementFeesOverAssets	0.90%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.39%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.54%
Fee Cap and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.04%)	[1]
Total Annual Fund Operating Expenses After Fee Cap and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.50%	[1]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	153
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	483
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	836
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,831
Annual Return 2006	rr_AnnualReturn2006	16.51%
Annual Return 2007	rr_AnnualReturn2007	8.05%
Annual Return 2008	rr_AnnualReturn2008	(37.34%)
Annual Return 2009	rr_AnnualReturn2009	32.94%
Annual Return 2010	rr_AnnualReturn2010	17.25%
Annual Return 2011	rr_AnnualReturn2011	0.46%
Annual Return 2012	rr_AnnualReturn2012	12.01%
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	12.01%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	1.90%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	4.79%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Jul 11, 2005
LKCM Aquinas Value Fund | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	11.93%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	1.87%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	4.43%
LKCM Aquinas Value Fund | After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	7.91%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	1.62%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	4.11%

[1]	Luther King Capital Management Corporation, the Fund's investment adviser, has contractually agreed to cap all or a portion of its management fee and/or reimburse the Fund through April 30, 2014 in order to limit the Fund's Total Annual Fund Operating Expenses After Fee Cap and/or Expense Reimbursement to 1.50%. This expense limitation excludes interest, taxes, brokerage commissions, fees and expenses related to investments in other investment companies, including money market funds, and extraordinary expenses. The fee reduction and expense reimbursement agreement may be terminated or changed at any time only with the consent of the Board of Trustees.

LKCM Aquinas Growth Fund
LKCM Aquinas Growth Fund
Investment Objective:
The Fund seeks to maximize long-term capital appreciation, while incorporating Catholic values investing principles in the investment process.
Fees and Expenses of the Fund:
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	LKCM Aquinas Growth Fund
Redemption Fee (as a percentage of the amount redeemed on shares held for less than 30 days)	1.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		LKCM Aquinas Growth Fund
Management Fees		0.90%
Distribution and Service (12b-1) Fees		0.25%
Other Expenses		0.44%
Total Annual Fund Operating Expenses		1.59%
Fee Cap and/or Expense Reimbursement	[1]	(0.09%)
Total Annual Fund Operating Expenses After Fee Cap and/or Expense Reimbursement	[1]	1.50%
[1]	Luther King Capital Management Corporation, the Fund's investment adviser, has contractually agreed to cap all or a portion of its management fee and/or reimburse the Fund through April 30, 2014 in order to limit the Fund's Total Annual Fund Operating Expenses After Fee Cap and/or Expense Reimbursement to 1.50%. This expense limitation excludes interest, taxes, brokerage commissions, fees and expenses related to investments in other mutual funds, including money market funds, and extraordinary expenses. The fee reduction and expense reimbursement agreement may be terminated or changed at any time only with the consent of the Board of Trustees.

Example
The following example is intended to help you compare the costs of investing in the Fund with the cost of investing in other mutual funds.  The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions your costs would be as follows:
Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
LKCM Aquinas Growth Fund	153	493	857	1,882

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.  During the most recent fiscal year, the Fund’s portfolio turnover rate was 42% of the average value of its portfolio.

Principal Investment Strategies:
The Fund seeks to achieve its investment objective by investing under normal circumstances in securities that the Adviser believes generally have above-average growth in revenue and/or earnings, above-average returns on shareholders’ equity, underleveraged balance sheets and/or potential for above-average capital appreciation.

The Fund seeks to invest in the equity securities of high quality companies that typically exhibit certain characteristics, including high profitability levels, strong balance sheet quality, competitive advantages, ability to generate excess cash flows, meaningful management ownership stakes, attractive reinvestment opportunities, strong market share positions, and/or attractive relative valuation.  These equity securities may include common stocks, preferred stocks, securities convertible into common stock, American Depositary Receipts, rights and warrants.  The Fund may invest in equity securities of small, mid and large capitalization companies.

The Fund practices socially responsible investing within the framework provided by the United States Conference of Catholic Bishops’ Socially Responsible Investing Guidelines (“Guidelines”).  The Fund’s investment approach incorporates the Guidelines through a combination of screening portfolio companies based on criteria set forth in the Guidelines, dialogue with companies whose policies and practices conflict with the Guidelines, and potentially excluding from the Fund’s portfolio the securities of those companies that are unwilling to alter their policies and practices over a reasonable period of time.  The Adviser monitors companies selected for the Fund for policies on various issues contemplated by the Guidelines.  If the Fund invests in a company whose policies and practices are inconsistent with the Guidelines, the Adviser may attempt to influence the company or sell the company’s securities or otherwise exclude future investments in such company.

Principal Risks:
The greatest risk of investing in the Fund is that you could lose money.  Investments in the Fund also are subject to the following principal risks:

●
General Market Risk – Factors that affect the stock market in general, such as economic production, interest rate levels, geopolitical events or volatility may negatively affect secondary markets and cause them to experience lower valuations, reduced liquidity, price volatility, credit downgrades, increased likelihood of default and valuation difficulties.  Such factors likely would lead to a decline in the value of your investment in the Fund.

●
Catholic Values Investing Risk – Since the Fund practices socially responsible investing within the framework provided by the United States Conference of Catholic Bishops’ guidelines, the Fund may forego a profitable investment opportunity or sell a security when it may be disadvantageous to do so.

●	Inflation Risk – Higher actual or anticipated inflation may have an adverse effect on corporate profits or consumer spending and result in lower values for securities held by the Fund.

●
Stock Market Risk – The Fund invests in equity securities and therefore is subject to stock market risks and significant fluctuations in value.  The Fund’s investments in equity securities may include common stocks, preferred stocks, securities convertible into common stock, American Depositary Receipts, rights and warrants.  ADRs are receipts issued by domestic banks or trust companies that represent the deposit of a security of a foreign issuer and are publicly traded in the United States.  Investments in ADRs are subject to certain of the risks associated with investing directly in foreign securities, such as currency fluctuations, political and economic instability, less government regulation, less publicly available information, and differences in financial reporting standards.  Investing in such securities may expose the Fund to additional risk.  Common stock generally is subordinate to preferred stock upon the liquidation or bankruptcy of the issuing company.  Preferred stocks and convertible securities are sensitive to movements in interest rates.  In addition, convertible securities are subject to the risk that the credit standing of the issuer may have an effect on the convertible securities’ investment value.  Investments in rights and warrants may be more speculative than certain other types of investments because rights and warrants do not carry with them dividend or voting rights with respect to the underlying securities, or any rights in the assets of the issuer. In addition, the value of a right or a warrant does not necessarily change with the value of the underlying securities, and a right or a warrant ceases to have value if it is not exercised prior to its expiration date.

●
Security Selection Risk – Securities held by the Fund may not perform as anticipated due to a number of factors impacting the company that issued the securities, such as poor management, weak demand for the company’s products, or the company’s failure to meet earnings expectations.

●
Growth Investing Risk – The Fund may incorrectly assess a company’s potential for growth and the company does not grow as anticipated.  In addition, growth funds may not perform as well as other funds when this style is out of favor with investors.

●
Small and Mid Cap Risk – The Fund may invest in small and mid capitalization companies that may not have the size, resources and other assets of large capitalization companies.  As a result, the securities of small and mid capitalization companies held by the Fund may be subject to greater market risks and fluctuations in value than large capitalization companies or may not correspond to changes in the stock market in general.

Performance:
The bar chart and table that follow illustrate annual Fund returns for periods ended December 31.  This information is intended to give you some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and how the Fund’s average annual returns over time compare with those of a broad measure of market performance, including an additional index that shows how the Fund’s performance compares with the returns of an index of funds with similar investment objectives.  The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.  Updated performance information is available on the Fund’s website at www.aquinasfunds.com or by calling the Fund toll-free at 1-800-423-6369.

Calendar Year Returns as of 12/31

During the period shown on the bar chart, the Fund’s best and worst quarters are shown below: Best and Worst Quarterly Returns
14.64%	3rd quarter, 2009
-21.47%	4th quarter, 2008

Average Annual Total Returns for Periods Ended December 31, 2012
Average Annual Returns	Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date
LKCM Aquinas Growth Fund	Return Before Taxes	10.52%	2.62%	3.71%	Jul 11, 2005
LKCM Aquinas Growth Fund After Taxes on Distributions	Return After Taxes on Distributions	10.43%	2.60%	3.49%
LKCM Aquinas Growth Fund After Taxes on Distributions and Sale of Fund Shares	Return After Taxes on Distributions and Sale of Fund Shares	6.96%	2.24%	3.16%
LKCM Aquinas Growth Fund Russell 1000�� Growth Index (reflects no deduction for fees, expenses or taxes)	Russell 1000® Growth Index (reflects no deduction for fees, expenses or taxes)	15.26%	3.12%	5.49%	Jul 11, 2005
LKCM Aquinas Growth Fund Lipper Large-Cap Growth Funds Index (reflects no deduction for taxes)	Lipper Large-Cap Growth Funds Index (reflects no deduction for taxes)	15.92%	1.01%	4.40%	Jul 11, 2005

After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on your tax situation and may differ from those shown.  In addition, the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans and individual retirement accounts.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	LKCM Aquinas Growth Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks to maximize long-term capital appreciation, while incorporating Catholic values investing principles in the investment process.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund:
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2014-04-30
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.  During the most recent fiscal year, the Fund’s portfolio turnover rate was 42% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	42.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
The following example is intended to help you compare the costs of investing in the Fund with the cost of investing in other mutual funds.  The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions your costs would be as follows:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies:
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Fund seeks to achieve its investment objective by investing under normal circumstances in securities that the Adviser believes generally have above-average growth in revenue and/or earnings, above-average returns on shareholders’ equity, underleveraged balance sheets and/or potential for above-average capital appreciation.

The Fund seeks to invest in the equity securities of high quality companies that typically exhibit certain characteristics, including high profitability levels, strong balance sheet quality, competitive advantages, ability to generate excess cash flows, meaningful management ownership stakes, attractive reinvestment opportunities, strong market share positions, and/or attractive relative valuation.  These equity securities may include common stocks, preferred stocks, securities convertible into common stock, American Depositary Receipts, rights and warrants.  The Fund may invest in equity securities of small, mid and large capitalization companies.

The Fund practices socially responsible investing within the framework provided by the United States Conference of Catholic Bishops’ Socially Responsible Investing Guidelines (“Guidelines”).  The Fund’s investment approach incorporates the Guidelines through a combination of screening portfolio companies based on criteria set forth in the Guidelines, dialogue with companies whose policies and practices conflict with the Guidelines, and potentially excluding from the Fund’s portfolio the securities of those companies that are unwilling to alter their policies and practices over a reasonable period of time.  The Adviser monitors companies selected for the Fund for policies on various issues contemplated by the Guidelines.  If the Fund invests in a company whose policies and practices are inconsistent with the Guidelines, the Adviser may attempt to influence the company or sell the company’s securities or otherwise exclude future investments in such company.

Risk [Heading]	rr_RiskHeading	Principal Risks:
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
The greatest risk of investing in the Fund is that you could lose money.  Investments in the Fund also are subject to the following principal risks:

●
General Market Risk – Factors that affect the stock market in general, such as economic production, interest rate levels, geopolitical events or volatility may negatively affect secondary markets and cause them to experience lower valuations, reduced liquidity, price volatility, credit downgrades, increased likelihood of default and valuation difficulties.  Such factors likely would lead to a decline in the value of your investment in the Fund.

●
Catholic Values Investing Risk – Since the Fund practices socially responsible investing within the framework provided by the United States Conference of Catholic Bishops’ guidelines, the Fund may forego a profitable investment opportunity or sell a security when it may be disadvantageous to do so.

●	Inflation Risk – Higher actual or anticipated inflation may have an adverse effect on corporate profits or consumer spending and result in lower values for securities held by the Fund.

●
Stock Market Risk – The Fund invests in equity securities and therefore is subject to stock market risks and significant fluctuations in value.  The Fund’s investments in equity securities may include common stocks, preferred stocks, securities convertible into common stock, American Depositary Receipts, rights and warrants.  ADRs are receipts issued by domestic banks or trust companies that represent the deposit of a security of a foreign issuer and are publicly traded in the United States.  Investments in ADRs are subject to certain of the risks associated with investing directly in foreign securities, such as currency fluctuations, political and economic instability, less government regulation, less publicly available information, and differences in financial reporting standards.  Investing in such securities may expose the Fund to additional risk.  Common stock generally is subordinate to preferred stock upon the liquidation or bankruptcy of the issuing company.  Preferred stocks and convertible securities are sensitive to movements in interest rates.  In addition, convertible securities are subject to the risk that the credit standing of the issuer may have an effect on the convertible securities’ investment value.  Investments in rights and warrants may be more speculative than certain other types of investments because rights and warrants do not carry with them dividend or voting rights with respect to the underlying securities, or any rights in the assets of the issuer. In addition, the value of a right or a warrant does not necessarily change with the value of the underlying securities, and a right or a warrant ceases to have value if it is not exercised prior to its expiration date.

●
Security Selection Risk – Securities held by the Fund may not perform as anticipated due to a number of factors impacting the company that issued the securities, such as poor management, weak demand for the company’s products, or the company’s failure to meet earnings expectations.

●
Growth Investing Risk – The Fund may incorrectly assess a company’s potential for growth and the company does not grow as anticipated.  In addition, growth funds may not perform as well as other funds when this style is out of favor with investors.

●
Small and Mid Cap Risk – The Fund may invest in small and mid capitalization companies that may not have the size, resources and other assets of large capitalization companies.  As a result, the securities of small and mid capitalization companies held by the Fund may be subject to greater market risks and fluctuations in value than large capitalization companies or may not correspond to changes in the stock market in general.

Risk Lose Money [Text]	rr_RiskLoseMoney	The greatest risk of investing in the Fund is that you could lose money.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance:
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The bar chart and table that follow illustrate annual Fund returns for periods ended December 31.  This information is intended to give you some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and how the Fund’s average annual returns over time compare with those of a broad measure of market performance, including an additional index that shows how the Fund’s performance compares with the returns of an index of funds with similar investment objectives.  The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.  Updated performance information is available on the Fund’s website at www.aquinasfunds.com or by calling the Fund toll-free at 1-800-423-6369.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	This information is intended to give you some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and how the Fund's average annual returns over time compare with those of a broad measure of market performance, including an additional index that shows how the Fund's performance compares with the returns of an index of funds with similar investment objectives.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-423-6369
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.aquinasfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Returns as of 12/31
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	During the period shown on the bar chart, the Fund’s best and worst quarters are shown below: Best and Worst Quarterly Returns
14.64%	3rd quarter, 2009
-21.47%	4th quarter, 2008

Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarterly Returns
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	14.64%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarterly Returns
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(21.47%)
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on your tax situation and may differ from those shown. In addition, the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans and individual retirement accounts.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock
After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on your tax situation and may differ from those shown.  In addition, the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans and individual retirement accounts.

Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns for Periods Ended December 31, 2012
Russell 1000�� Growth Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Russell 1000® Growth Index (reflects no deduction for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	15.26%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	3.12%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	5.49%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Jul 11, 2005
Lipper Large-Cap Growth Funds Index (reflects no deduction for taxes)
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Lipper Large-Cap Growth Funds Index (reflects no deduction for taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	15.92%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	1.01%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	4.40%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Jul 11, 2005
LKCM Aquinas Growth Fund
Risk/Return:	rr_RiskReturnAbstract
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	(1.00%)
Management Fees	rr_ManagementFeesOverAssets	0.90%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.44%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.59%
Fee Cap and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.09%)	[1]
Total Annual Fund Operating Expenses After Fee Cap and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.50%	[1]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	153
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	493
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	857
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,882
Annual Return 2006	rr_AnnualReturn2006	(0.22%)
Annual Return 2007	rr_AnnualReturn2007	12.75%
Annual Return 2008	rr_AnnualReturn2008	(33.07%)
Annual Return 2009	rr_AnnualReturn2009	30.02%
Annual Return 2010	rr_AnnualReturn2010	16.56%
Annual Return 2011	rr_AnnualReturn2011	1.51%
Annual Return 2012	rr_AnnualReturn2012	10.52%
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	10.52%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	2.62%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	3.71%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Jul 11, 2005
LKCM Aquinas Growth Fund | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	10.43%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	2.60%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	3.49%
LKCM Aquinas Growth Fund | After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	6.96%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	2.24%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	3.16%

[1]	Luther King Capital Management Corporation, the Fund's investment adviser, has contractually agreed to cap all or a portion of its management fee and/or reimburse the Fund through April 30, 2014 in order to limit the Fund's Total Annual Fund Operating Expenses After Fee Cap and/or Expense Reimbursement to 1.50%. This expense limitation excludes interest, taxes, brokerage commissions, fees and expenses related to investments in other mutual funds, including money market funds, and extraordinary expenses. The fee reduction and expense reimbursement agreement may be terminated or changed at any time only with the consent of the Board of Trustees.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	May 1, 2013